UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income FundSM Semi-annual report for the six months ended June 30, 2022

Pursuing durable
and diversified
income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	Lifetime (since 3/22/19)

Class F-2 shares	–11.80%	2.18%
Class A shares (reflecting 3.75% maximum sales charge)	–15.35	0.82

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.47% for Class F-2 shares and 0.73% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2023. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 6.16% for Class F-2 shares and 5.65% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 3.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Multi-Sector Income Fund for the periods ended June 30, 2022, are shown in the table below, as well as results for the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/miayx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Investment portfolio

32	Financial statements

36	Notes to financial statements

51	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class F-2 shares)	–12.81%	–11.80%	1.04%	2.18%
American Funds Multi-Sector Income Fund (Class A shares)	–12.93	–12.04	0.85	2.00
Bloomberg U.S. Aggregate Index*	–10.35	–10.29	–0.93	0.17
American Funds Multi-Sector Income Fund Custom Index†	–14.62	–14.14	–0.97	0.25

*	Source: Bloomberg Index Services Ltd. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
†	Multi-Sector Income Fund Custom Index: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index, and 2% Bloomberg ABS Ex AAA Index.

Class A shares of the fund include seed money invested by the fund’s investment adviser or its affiliates. Because 12b-1 fees are not paid on these investments, expenses are lower and results are higher than they would have been if the fees had been paid.

American Funds Multi-Sector Income Fund	1

Investment portfolio June 30, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.97%
AAA/Aaa	3.14
AA/Aa	8.38
A/A	12.32
BBB/Baa	20.40
Below investment grade	52.06
Unrated	.20
Short-term securities & other assets less liabilities	2.53
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.27%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 63.01%
Financials 9.50%
Advisor Group Holdings, LLC 6.25% 2028[1]	USD	3,570	$3,120
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		1,322	1,152
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		980	826
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		5,446	4,365
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		300	237
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		2,449	1,769
AG Merger Sub II, Inc. 10.75% 2027[1]		4,423	4,380
Alliant Holdings Intermediate, LLC 6.75% 2027[1]		5,068	4,511
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]		2,815	2,440
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]		2,990	2,485
AmWINS Group, Inc. 4.875% 2029[1]		8,230	6,750
Aon Corp. 2.20% 2022		48	48
Aretec Escrow Issuer, Inc. 7.50% 2029[1]		4,554	3,888
Arthur J. Gallagher & Co. 3.50% 2051		106	81
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]		3,065	2,839
AssuredPartners, Inc. 8.00% 2027[1]		1,320	1,237
AssuredPartners, Inc. 5.625% 2029[1]		2,110	1,692
Bangkok Bank PCL 4.45% 2028		200	202
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]		600	527
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]		7,330	6,528
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[4]		700	637
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]		1,042	833
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]		190	160
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[4]		210	179
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[4]		1,790	1,744

2	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of Nova Scotia 2.45% 2032	USD	5,911	$4,917
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,4]		200	168
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,4]		3,600	2,979
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032		1,950	1,772
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[4]		1,300	1,234
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[4]		2,505	2,344
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		2,888	2,344
Chubb INA Holdings, Inc. 2.85% 2051		113	83
Chubb INA Holdings, Inc. 3.05% 2061		155	111
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]		2,208	1,820
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]		5,750	4,879
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[4]		2,495	2,250
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[4]		115	114
Coinbase Global, Inc. 3.375% 2028[1]		7,640	4,831
Coinbase Global, Inc. 3.625% 2031[1]		8,800	4,968
Compass Diversified Holdings 5.25% 2029[1]		14,830	12,267
Compass Diversified Holdings 5.00% 2032[1]		6,030	4,673
Corebridge Financial, Inc. 3.85% 2029[1]		5,959	5,512
Corebridge Financial, Inc. 3.90% 2032[1]		7,646	6,867
Corebridge Financial, Inc. 4.35% 2042[1]		1,724	1,474
Corebridge Financial, Inc. 4.40% 2052[1]		12,901	10,785
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,4]		250	221
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,4]		1,400	1,240
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,4]		2,075	1,653
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,4]		3,950	3,750
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]		150	133
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]		300	259
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]		170	143
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]		2,450	1,941
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,5,6]		3,054	2,703
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,5,6]		4,071	3,462
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,4]		2,550	2,278
FS Energy and Power Fund 7.50% 2023[1]		6,584	6,610
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]		690	611
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]		1,827	1,479
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]		1,562	1,298
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[4]		3,010	2,365
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,4]		250	224
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,4]		2,000	1,665
Hightower Holding, LLC 6.75% 2029[1]		6,955	5,240
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]		890	794
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[4]		1,065	1,036
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]		2,602	2,188
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 2.552% 2022[3]		271	268
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 2.287% 2023[3]		1,360	1,328
Huarong Finance 2017 Co., Ltd. 4.25% 2027		3,500	3,054
Huarong Finance 2017 Co., Ltd. 4.75% 2027		1,000	904
Huarong Finance 2019 Co., Ltd. 2.50% 2023		200	196
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[3]		2,151	2,103
Huarong Finance 2019 Co., Ltd. 3.75% 2024		200	192
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[3]		1,862	1,748
Huarong Finance II Co., Ltd. 5.00% 2025		200	189
Huarong Finance II Co., Ltd. 5.50% 2025		438	425
Huarong Finance II Co., Ltd. 4.625% 2026		216	198
Huarong Finance II Co., Ltd. 4.875% 2026		698	641
HUB International, Ltd. 7.00% 2026[1]		3,695	3,482
HUB International, Ltd. 5.625% 2029[1]		3,235	2,676
Icahn Enterprises Finance Corp. 5.25% 2027		2,500	2,220
Icahn Enterprises Finance Corp. 4.375% 2029		1,660	1,345
ICBCIL Finance Co., Ltd. 3.625% 2027		2,200	2,139
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[4]		3,976	3,715

American Funds Multi-Sector Income Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 4.60% 2033	USD	304	$303
Intercontinental Exchange, Inc. 2.65% 2040		575	423
Intercontinental Exchange, Inc. 4.95% 2052		114	112
Intercontinental Exchange, Inc. 3.00% 2060		55	37
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]		4,610	3,730
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]		76	71
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]		1,126	1,004
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]		5,325	4,938
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[4]		1,300	1,040
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]		628	529
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]		2,326	1,998
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[4]		931	915
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]		600	541
Keb Hana Bank 3.25% 2027[1]		3,000	2,886
Ladder Capital Corp. 4.25% 2027[1]		2,820	2,281
LPL Holdings, Inc. 4.625% 2027[1]		140	131
LPL Holdings, Inc. 4.00% 2029[1]		3,000	2,571
LPL Holdings, Inc. 4.375% 2031[1]		1,770	1,515
Marsh & McLennan Companies, Inc. 2.375% 2031		1,644	1,378
MetLife, Inc. 4.55% 2030		40	40
Metropolitan Life Global Funding I 1.95% 2023[1]		150	149
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]		3,160	2,777
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[4]		1,490	1,356
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[4]		3,469	3,395
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]		459	380
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[4]		1,902	1,632
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[4]		2,691	2,609
MSCI, Inc. 4.00% 2029[1]		1,000	889
MSCI, Inc. 3.625% 2030[1]		3,680	3,074
MSCI, Inc. 3.875% 2031[1]		1,171	1,005
National Financial Partners Corp. 6.875% 2028[1]		4,349	3,600
Navient Corp. 5.00% 2027		7,025	5,788
Navient Corp. 4.875% 2028		1,775	1,390
Navient Corp. 5.625% 2033		10,995	7,651
New York Life Global Funding 0.85% 2026[1]		80	72
New York Life Global Funding 3.25% 2027[1]		1,000	971
New York Life Global Funding 1.20% 2030[1]		21	17
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]		6,520	6,255
Power Financial Corp., Ltd. 6.15% 2028		1,200	1,249
Power Financial Corp., Ltd. 4.50% 2029		2,100	1,961
Power Financial Corp., Ltd. 3.35% 2031		3,000	2,493
Rede D’Or Finance SARL 4.50% 2030[1]		2,651	2,242
Royal Bank of Canada 3.875% 2032		1,475	1,409
Ryan Specialty Group, LLC 4.375% 2030[1]		1,930	1,682
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]		834	771
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]		3,843	2,900
Toronto-Dominion Bank 2.45% 2032		185	155
Toronto-Dominion Bank 3.20% 2032		595	532
Toronto-Dominion Bank 4.456% 2032		227	225
Travelers Companies, Inc. 4.10% 2049		20	18
Travelers Companies, Inc. 2.55% 2050		3	2
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]		8,575	7,617
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[4]		3,649	3,383
Xiaomi Best Time International, Ltd. 2.875% 2031[1]		1,605	1,245
Xiaomi Best Time International, Ltd. 4.10% 2051[1]		1,120	754
			295,229

Consumer discretionary 9.34%
Affinity Gaming 6.875% 2027[1]		1,600	1,346
Alibaba Group Holding, Ltd. 2.125% 2031		1,900	1,573
Allied Universal Holdco, LLC 6.625% 2026[1]		900	828
Allied Universal Holdco, LLC 9.75% 2027[1]		1,680	1,426
Allied Universal Holdco, LLC 4.625% 2028[1]		5,300	4,386
Allied Universal Holdco, LLC 6.00% 2029[1]		4,410	3,215

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 1.65% 2028	USD	4,330	$3,840
Arcos Dorados BV 6.125% 2029[1]		2,000	1,884
Asbury Automotive Group, Inc. 4.625% 2029[1]		2,545	2,106
Asbury Automotive Group, Inc. 5.00% 2032[1]		785	643
Atlas LuxCo 4 SARL 4.625% 2028[1]		3,020	2,449
AutoNation, Inc. 3.85% 2032		8,000	6,903
Bayerische Motoren Werke AG 3.45% 2027[1]		2,075	2,024
Bayerische Motoren Werke AG 3.70% 2032[1]		1,100	1,039
Boyd Gaming Corp. 4.75% 2027		3,440	3,120
Boyd Gaming Corp. 4.75% 2031[1]		930	788
Boyne USA, Inc. 4.75% 2029[1]		2,930	2,542
Caesars Entertainment, Inc. 6.25% 2025[1]		655	633
Caesars Entertainment, Inc. 4.625% 2029[1]		2,500	1,950
Caesars Resort Collection, LLC 5.75% 2025[1]		690	662
Carnival Corp. 7.625% 2026[1]		1,000	777
Carnival Corp. 5.75% 2027[1]		4,500	3,266
Carnival Corp. 4.00% 2028[1]		3,500	2,882
Carnival Corp. 6.00% 2029[1]		3,000	2,118
Carvana Co. 5.875% 2028[1]		5,220	3,320
CDI Escrow Issuer, Inc. 5.75% 2030[1]		3,685	3,361
CEC Entertainment, Inc. 6.75% 2026[1]		2,975	2,624
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[1]		115	112
Clarios Global LP 6.75% 2025[1]		180	179
Daimler Trucks Finance North America, LLC 3.65% 2027[1]		825	791
Daimler Trucks Finance North America, LLC 2.375% 2028[1]		1,700	1,465
Daimler Trucks Finance North America, LLC 2.50% 2031[1]		4,750	3,876
Empire Resorts, Inc. 7.75% 2026[1]		10,370	9,300
Fertitta Entertainment, Inc. 4.625% 2029[1]		3,000	2,566
Fertitta Entertainment, Inc. 6.75% 2030[1]		10,000	7,704
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]		3,130	2,509
Ford Motor Co. 3.25% 2032		1,325	996
Ford Motor Co. 5.291% 2046		270	208
Ford Motor Credit Company, LLC 4.063% 2024		2,500	2,379
Ford Motor Credit Company, LLC 5.125% 2025		5,305	5,077
Ford Motor Credit Company, LLC 2.70% 2026		4,200	3,584
Ford Motor Credit Company, LLC 4.125% 2027		3,680	3,251
Ford Motor Credit Company, LLC 4.95% 2027		7,875	7,332
Ford Motor Credit Company, LLC 5.113% 2029		1,370	1,231
Ford Motor Credit Company, LLC 4.00% 2030		1,720	1,397
Ford Motor Credit Company, LLC 3.625% 2031		2,680	2,086
Grand Canyon University 4.375% 2026		6,750	6,767
Hanesbrands, Inc. 4.625% 2024[1]		2,000	1,961
Hanesbrands, Inc. 4.875% 2026[1]		4,355	4,042
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]		290	276
Hilton Worldwide Holdings, Inc. 4.875% 2030		1,020	925
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]		3,290	2,744
Home Depot, Inc. 2.70% 2030		50	45
Home Depot, Inc. 3.35% 2050		130	106
Hyundai Capital America 1.50% 2026[1]		2,643	2,342
Hyundai Capital America 2.00% 2028[1]		750	631
Hyundai Capital America 2.10% 2028[1]		675	570
International Game Technology PLC 5.25% 2029[1]		11,300	10,256
LCM Investments Holdings II, LLC 4.875% 2029[1]		1,718	1,312
Levi Strauss & Co. 3.50% 2031[1]		1,075	881
Limited Brands, Inc. 6.625% 2030[1]		1,565	1,356
Limited Brands, Inc. 6.875% 2035		3,182	2,595
Limited Brands, Inc. 6.75% 2036		380	305
Lithia Motors, Inc. 4.375% 2031[1]		250	214
Lowe’s Companies, Inc. 3.75% 2032		6,035	5,606
Lowe’s Companies, Inc. 4.25% 2052		1,137	987
Macy’s Retail Holdings, LLC 5.875% 2030[1]		675	568
Marriott International, Inc. 2.85% 2031		315	262
Marriott International, Inc. 2.75% 2033		1,846	1,454
Marriott Ownership Resorts, Inc. 4.50% 2029[1]		5,025	4,187
Meituan Dianping 3.05% 2030		2,000	1,490
Meituan Dianping 3.05% 2030[1]		1,400	1,043

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Melco International Development, Ltd. 5.375% 2029[1]	USD	3,035	$1,836
MercadoLibre, Inc. 2.375% 2026		300	259
MercadoLibre, Inc. 3.125% 2031		625	451
Merlin Entertainment 5.75% 2026[1]		200	183
MGM Resorts International 6.00% 2023		75	75
MGM Resorts International 5.50% 2027		53	48
Midas Intermediate Holdco II, LLC, Term Loan B, (USD Prime Rate + 7.75%) 9.70% Cash 2025[2,3,7]		10	9
Mohegan Gaming & Entertainment 8.00% 2026[1]		6,460	5,510
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]		2,139	2,107
NCL Corp., Ltd. 5.875% 2026[1]		1,250	985
NCL Corp., Ltd. 5.875% 2027[1]		2,280	1,954
NCL Corp., Ltd. 7.75% 2029[1]		2,925	2,242
NCL Finance, Ltd. 6.125% 2028[1]		2,500	1,822
Newell Brands, Inc. 5.625% 2036[4]		1,885	1,636
Newell Rubbermaid, Inc. 4.875% 2025		200	197
Newell Rubbermaid, Inc. 4.70% 2026		180	172
Panther BF Aggregator 2, LP 6.25% 2026[1]		36	35
Panther BF Aggregator 2, LP 8.50% 2027[1]		1,280	1,240
Party City Holdings, Inc. 6.125% 2023[1]		50	42
Party City Holdings, Inc. 8.75% 2026[1]		15,165	10,220
PECF USS Intermediate Holding III Corp. 8.00% 2029[1]		3,130	2,485
Premier Entertainment Sub, LLC 5.625% 2029[1]		6,000	4,281
Premier Entertainment Sub, LLC 5.875% 2031[1]		6,000	4,172
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]		2,225	1,691
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		810	815
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]		7,600	5,413
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]		6,800	4,742
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		100	94
Sands China, Ltd. 4.375% 2030		2,200	1,612
Scientific Games Corp. 8.625% 2025[1]		710	729
Scientific Games Corp. 7.00% 2028[1]		1,910	1,795
Scientific Games Corp. 7.25% 2029[1]		1,125	1,057
Scientific Games Holdings LP 6.625% 2030[1]		8,755	7,455
Six Flags Theme Parks, Inc. 7.00% 2025[1]		315	319
Sonic Automotive, Inc. 4.625% 2029[1]		5,840	4,533
Sonic Automotive, Inc. 4.875% 2031[1]		6,305	4,752
Stellantis Finance US, Inc. 1.711% 2027[1]		4,325	3,764
Stellantis Finance US, Inc. 2.691% 2031[1]		5,095	4,039
Studio City Co., Ltd. 7.00% 2027[1]		6,705	5,822
Toyota Motor Credit Corp. 1.90% 2028		910	810
Toyota Motor Credit Corp. 3.375% 2030		57	54
Universal Entertainment Corp. 8.50% 2024[1]		3,580	3,473
Vail Resorts, Inc. 6.25% 2025[1]		110	110
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]		325	310
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]		3,880	3,345
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]		145	125
Volkswagen Group of America Finance, LLC 3.125% 2023[1]		248	246
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]		8,135	7,681
Wheel Pros, Inc. 6.50% 2029[1]		6,750	4,779
Wyndham Worldwide Corp. 4.375% 2028[1]		1,125	986
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]		60	58
Wynn Macau, Ltd. 5.625% 2028[1]		925	572
Wynn Resorts Finance, LLC 7.75% 2025[1]		1,780	1,735
Wynn Resorts Finance, LLC 5.125% 2029[1]		5,910	4,663
			290,213

Energy 9.12%
AI Candelaria (Spain), SLU 5.75% 2033[1]		2,135	1,566
Antero Resources Corp. 5.375% 2030[1]		1,060	968
Apache Corp. 4.625% 2025		985	983
Apache Corp. 4.25% 2030		4,000	3,552
Apache Corp. 6.00% 2037		55	51
Apache Corp. 4.75% 2043		1,645	1,284
Apache Corp. 5.35% 2049		50	40
Ascent Resources - Utica, LLC 7.00% 2026[1]		1,280	1,192
Ascent Resources - Utica, LLC 8.25% 2028[1]		1,492	1,423

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Ascent Resources - Utica, LLC 5.875% 2029[1]	USD	995		$877
Baker Hughes Co. 2.061% 2026		2,698		2,477
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]		1,768		1,674
Bonanza Creek Energy, Inc. 5.00% 2026[1]		3,755		3,375
California Resources Corp. 7.125% 2026[1]		2,240		2,194
Callon Petroleum Co. 8.00% 2028[1]		4,300		4,137
Callon Petroleum Co. 7.50% 2030[1]		7,165		6,604
Canadian Natural Resources, Ltd. 3.85% 2027		70		67
Canadian Natural Resources, Ltd. 2.95% 2030		658		578
Canadian Natural Resources, Ltd. 4.95% 2047		65		62
Cenovus Energy, Inc. 5.375% 2025		172		177
Centennial Resource Production, LLC 6.875% 2027[1]		30		29
Cheniere Energy Partners LP 4.50% 2029		2,107		1,885
Cheniere Energy Partners LP 4.00% 2031		2,070		1,765
Cheniere Energy Partners LP 3.25% 2032[1]		1,585		1,252
Cheniere Energy, Inc. 4.625% 2028		3,955		3,574
Chesapeake Energy Corp. 5.50% 2026[1]		880		840
Chesapeake Energy Corp. 5.875% 2029[1]		5,005		4,729
Chesapeake Energy Corp. 6.75% 2029[1]		1,280		1,242
Chevron Corp. 2.236% 2030		35		31
Chevron Corp. 3.078% 2050		214		171
CNX Resources Corp. 7.25% 2027[1]		1,625		1,595
CNX Resources Corp. 6.00% 2029[1]		610		571
Comstock Resources, Inc. 6.75% 2029[1]		1,540		1,382
Comstock Resources, Inc. 5.875% 2030[1]		2,475		2,135
Continental Resources, Inc. 5.75% 2031[1]		1,600		1,550
Continental Resources, Inc. 2.875% 2032[1]		3,734		2,923
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]		4,160		3,555
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[1]		6,750		6,064
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,7]		1		1
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,7]		—	[8]	—	[8]
Diamondback Energy, Inc. 4.40% 2051		200		171
Diamondback Energy, Inc. 4.25% 2052		3,425		2,848
DT Midstream, Inc. 4.125% 2029[1]		1,755		1,492
Ecopetrol SA 6.875% 2030		2,000		1,774
Enbridge, Inc. 3.40% 2051		718		541
Endeavor Energy Resources LP 6.625% 2025[1]		785		790
Energean Israel Finance, Ltd. 4.50% 2024[1]		805		760
Energean Israel Finance, Ltd. 5.875% 2031[1]		930		760
Energy Transfer Operating LP 3.75% 2030		2,750		2,481
Energy Transfer Operating LP 5.00% 2050		4,238		3,613
Energy Transfer Partners LP 6.125% 2045		20		19
Energy Transfer Partners LP 5.30% 2047		121		105
Energy Transfer Partners LP 6.00% 2048		260		245
Energy Transfer Partners LP 6.25% 2049		200		194
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]		1,107		981
Enterprise Products Operating, LLC 3.20% 2052		118		85
EQM Midstream Partners LP 4.00% 2024		936		871
EQM Midstream Partners, LP 6.00% 2025[1]		2,050		1,969
EQM Midstream Partners, LP 6.50% 2027[1]		2,330		2,171
EQM Midstream Partners, LP 4.50% 2029[1]		2,695		2,193
EQM Midstream Partners, LP 7.50% 2030[1]		1,761		1,694
EQM Midstream Partners, LP 4.75% 2031[1]		5,600		4,482
EQT Corp. 6.625% 2025[4]		80		82
EQT Corp. 5.00% 2029		1,130		1,096
EQT Corp. 3.625% 2031[1]		3,525		3,053
Exxon Mobil Corp. 3.452% 2051		1,170		959
Genesis Energy, LP 8.00% 2027		7,782		6,909
Guara Norte SARL 5.198% 2034[1]		2,573		2,092
Harvest Midstream I, LP 7.50% 2028[1]		2,800		2,635
Hess Midstream Operations LP 5.50% 2030[1]		565		508
Hilcorp Energy I, LP 5.75% 2029[1]		1,665		1,465
Hilcorp Energy I, LP 6.00% 2030[1]		4,935		4,301
Hilcorp Energy I, LP 6.00% 2031[1]		1,130		976
Hilcorp Energy I, LP 6.25% 2032[1]		6,820		6,002
Kinder Morgan, Inc. 5.20% 2048		15		14

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Kinder Morgan, Inc. 3.25% 2050	USD	669	$467
Leviathan Bond, Ltd. 6.75% 2030[1]		520	469
Magellan Midstream Partners LP 3.95% 2050		1,000	791
MPLX LP 1.75% 2026		280	253
MPLX LP 2.65% 2030		651	544
MPLX LP 5.50% 2049		982	913
Murphy Oil Corp. 5.875% 2027		4,000	3,740
MV24 Capital BV 6.748% 2034		6,338	5,690
Nabors Industries, Inc. 7.375% 2027[1]		1,520	1,446
New Fortress Energy, Inc. 6.75% 2025[1]		795	753
New Fortress Energy, Inc. 6.50% 2026[1]		12,605	11,440
NGL Energy Operating, LLC 7.50% 2026[1]		16,770	15,152
NGL Energy Partners LP 7.50% 2023		369	334
Northern Oil and Gas, Inc. 8.125% 2028[1]		4,690	4,427
NorthRiver Midstream Finance LP 5.625% 2026[1]		1,250	1,135
NuStar Logistics LP 5.75% 2025		700	656
NuStar Logistics LP 6.00% 2026		225	211
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]		4,090	3,806
Occidental Petroleum Corp. 2.90% 2024		210	203
Occidental Petroleum Corp. 5.875% 2025		4,927	4,916
Occidental Petroleum Corp. 8.00% 2025		380	401
Occidental Petroleum Corp. 6.625% 2030		4,438	4,579
Occidental Petroleum Corp. 8.875% 2030		2,970	3,415
Occidental Petroleum Corp. 6.125% 2031		2,360	2,397
Occidental Petroleum Corp. 4.40% 2049		1,972	1,582
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[7]		20,527	5,132
Oleoducto Central SA 4.00% 2027[1]		2,300	1,923
ONEOK, Inc. 5.85% 2026		190	197
ONEOK, Inc. 3.10% 2030		63	54
ONEOK, Inc. 6.35% 2031		715	748
ONEOK, Inc. 4.95% 2047		700	598
ONEOK, Inc. 5.20% 2048		603	536
ONEOK, Inc. 4.45% 2049		1,850	1,477
ONEOK, Inc. 4.50% 2050		2,711	2,177
ONEOK, Inc. 7.15% 2051		36	38
Petrobras Global Finance Co. 8.75% 2026		1,500	1,686
Petróleos Mexicanos 6.875% 2025		1,650	1,547
Petróleos Mexicanos 4.50% 2026		3,220	2,777
Petróleos Mexicanos 6.875% 2026		120	108
Petróleos Mexicanos 6.49% 2027		4,240	3,682
Petróleos Mexicanos 6.50% 2029		286	233
Petróleos Mexicanos 8.75% 2029[1]		1,791	1,624
Petróleos Mexicanos 6.84% 2030		200	158
Petróleos Mexicanos 5.95% 2031		2,280	1,675
Petróleos Mexicanos 6.70% 2032		7,367	5,633
Petróleos Mexicanos 6.95% 2060		1,400	866
Petrorio Luxembourg SARL 6.125% 2026[1]		6,090	5,612
Plains All American Pipeline LP 3.80% 2030		116	103
Qatar Petroleum 3.125% 2041[1]		3,380	2,659
Qatar Petroleum 3.30% 2051[1]		200	155
Range Resources Corp. 4.875% 2025		1,540	1,505
Range Resources Corp. 8.25% 2029		1,450	1,481
Range Resources Corp. 4.75% 2030[1]		2,305	2,071
Rattler Midstream Partners LP 5.625% 2025[1]		350	350
Rockcliff Energy II, LLC 5.50% 2029[1]		475	433
Sanchez Energy Corp. 7.25% 2023[1,9]		27	—	[8]
Shell International Finance BV 2.75% 2030		441	398
Shell International Finance BV 3.25% 2050		24	19
Shell International Finance BV 3.00% 2051		3	2
SM Energy Co. 6.625% 2027		85	80
SM Energy Co. 6.50% 2028		1,980	1,824
Southwestern Energy Co. 5.95% 2025[4]		2,825	2,795
Southwestern Energy Co. 7.75% 2027		85	87
Southwestern Energy Co. 8.375% 2028		2,900	3,061
Southwestern Energy Co. 5.375% 2029		1,310	1,218
Southwestern Energy Co. 5.375% 2030		4,555	4,200
Southwestern Energy Co. 4.75% 2032		2,145	1,838

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	USD	3,480	$2,965
Sunoco LP 6.00% 2027		1,635	1,562
Sunoco LP 4.50% 2029		6,875	5,680
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]		2,210	1,883
Tallgrass Energy Partners, LP 7.50% 2025[1]		355	344
Targa Resources Partners LP 6.50% 2027		515	528
Targa Resources Partners LP 6.875% 2029		15	15
Total Capital International 3.127% 2050		36	28
Transocean Guardian, Ltd. 5.875% 2024[1]		70	65
Transocean Poseidon, Ltd. 6.875% 2027[1]		232	204
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]		7,910	6,783
Western Gas Partners LP 4.50% 2028		550	499
Western Gas Partners LP 5.45% 2044		30	25
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[4]		210	194
Western Midstream Operating, LP 4.75% 2028		1,005	920
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[4]		22	19
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[4]		200	161
Williams Companies, Inc. 3.50% 2030		39	35
			283,296

Communication services 6.32%
Alphabet, Inc. 2.25% 2060		30	20
Altice France Holding SA 10.50% 2027[1]		1,520	1,278
Altice France SA 5.125% 2029[1]		2,603	1,973
AT&T, Inc. 2.75% 2031		45	39
AT&T, Inc. 2.25% 2032		935	765
AT&T, Inc. 3.50% 2053		6,259	4,755
Axiata SPV5 Labuan, Ltd. 3.064% 2050		200	144
Brightstar Escrow Corp. 9.75% 2025[1]		4,350	4,123
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]		200	185
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]		5,140	4,284
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]		4,200	3,605
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		4,600	3,762
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		685	557
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		8,000	6,570
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]		3,450	2,726
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		6,500	5,044
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049		13	11
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050		280	222
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051		30	20
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		710	494
Centerfield Media Parent, Inc. 6.625% 2026[1]		730	590
Cinemark USA, Inc. 5.875% 2026[1]		657	587
Cogent Communications Group, Inc. 3.50% 2026[1]		2,530	2,332
Comcast Corp. 2.65% 2030		200	179
Comcast Corp. 3.75% 2040		15	13
Comcast Corp. 4.00% 2048		35	31
Consolidated Communications, Inc. 5.00% 2028[1]		1,400	1,121
CSC Holdings, LLC 4.625% 2030[1]		400	269
Diamond Sports Group, LLC 6.625% 2027[1]		3,175	397
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]		1,949	1,802
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]		2,435	2,085
DISH DBS Corp. 5.125% 2029		1,850	1,130
Embarq Corp. 7.995% 2036		475	358
Front Range BidCo, Inc. 6.125% 2028[1]		7,420	5,378
Frontier Communications Corp. 5.875% 2027[1]		1,440	1,299
Frontier Communications Corp. 5.00% 2028[1]		1,075	916
Frontier Communications Corp. 6.75% 2029[1]		869	717
Frontier Communications Holdings, LLC 5.875% 2029		9	7
Frontier Communications Holdings, LLC 8.75% 2030[1]		1,475	1,494
Gray Escrow II, Inc. 5.375% 2031[1]		4,725	3,796
Gray Television, Inc. 7.00% 2027[1]		3,570	3,441
Inmarsat PLC 6.75% 2026[1]		230	208
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]		1,295	1,205
Lamar Media Corp. 4.875% 2029		2,030	1,831
Lamar Media Corp. 4.00% 2030		3,100	2,608
Lamar Media Corp. 3.625% 2031		175	144

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Level 3 Financing, Inc. 4.25% 2028[1]	USD	1,710	$1,375
Level 3 Financing, Inc. 3.75% 2029[1]		2,670	2,069
Ligado Networks, LLC 15.50% PIK 2023[1,7]		1,445	787
Magallanes, Inc. 5.05% 2042[1]		360	307
Magallanes, Inc. 5.141% 2052[1]		10,506	8,832
Magallanes, Inc. 5.391% 2062[1]		319	267
Midas OpCo Holdings, LLC 5.625% 2029[1]		8,145	6,568
Netflix, Inc. 4.875% 2028		882	832
Netflix, Inc. 5.875% 2028		1,938	1,900
Netflix, Inc. 5.375% 2029[1]		10,929	10,348
Netflix, Inc. 4.875% 2030[1]		3,502	3,212
News Corp. 3.875% 2029[1]		5,410	4,686
News Corp. 5.125% 2032[1]		2,015	1,788
Nexstar Broadcasting, Inc. 4.75% 2028[1]		1,350	1,160
Nexstar Escrow Corp. 5.625% 2027[1]		3,270	2,991
OUTFRONT Media Capital, LLC 4.25% 2029[1]		3,000	2,394
OUTFRONT Media Capital, LLC 4.625% 2030[1]		1,990	1,570
PLDT, Inc. 2.50% 2031		1,700	1,424
SBA Tower Trust 1.631% 2026[1]		4,000	3,583
Scripps Escrow II, Inc. 3.875% 2029[1]		1,500	1,260
Sirius XM Radio, Inc. 5.00% 2027[1]		1,075	1,000
Sirius XM Radio, Inc. 4.00% 2028[1]		4,825	4,191
Sirius XM Radio, Inc. 4.125% 2030[1]		2,185	1,830
Sirius XM Radio, Inc. 3.875% 2031[1]		2,700	2,155
Sprint Corp. 6.875% 2028		2,470	2,605
Sprint Corp. 8.75% 2032		4,330	5,225
Summer (BC) BidCo B, LLC 5.50% 2026[1]		1,210	1,086
Tencent Holdings, Ltd. 3.975% 2029		900	853
Tencent Holdings, Ltd. 3.24% 2050[1]		1,400	968
T-Mobile US, Inc. 2.55% 2031		121	102
T-Mobile US, Inc. 3.30% 2051		246	180
T-Mobile US, Inc. 3.40% 2052		1,160	859
Twitter, Inc. 5.00% 2030[1]		4,275	4,063
Univision Communications, Inc. 4.50% 2029[1]		13,480	11,325
Univision Communications, Inc. 7.375% 2030[1]		2,325	2,275
UPC Broadband Finco BV 4.875% 2031[1]		4,410	3,607
Verizon Communications, Inc. 1.75% 2031		825	663
Verizon Communications, Inc. 2.55% 2031		1,275	1,091
Verizon Communications, Inc. 2.65% 2040		215	158
Verizon Communications, Inc. 3.40% 2041		200	163
Verizon Communications, Inc. 2.875% 2050		367	261
Verizon Communications, Inc. 3.55% 2051		480	386
Verizon Communications, Inc. 3.875% 2052		10,000	8,403
VZ Secured Financing BV 5.00% 2032[1]		7,890	6,565
Warner Music Group 3.875% 2030[1]		2,375	1,979
Ziggo Bond Co. BV 5.125% 2030[1]		1,100	864
Ziggo Bond Finance BV 4.875% 2030[1]		1,870	1,591
			196,316

Materials 4.95%
Alcoa Nederland Holding BV 5.50% 2027[1]		300	285
Allegheny Technologies, Inc. 4.875% 2029		3,190	2,548
Allegheny Technologies, Inc. 5.125% 2031		1,690	1,297
Alpek, SAB de CV, 3.25% 2031[1]		1,100	884
Anglo American Capital PLC 2.875% 2031[1]		500	417
Anglo American Capital PLC 3.95% 2050[1]		206	158
Arconic Corp. 6.00% 2025[1]		115	112
Ardagh Group SA 6.50% Cash 2027[1,7]		953	708
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]		2,980	2,401
Ardagh Packaging Finance 5.25% 2025[1]		700	649
Axalta Coating Systems, LLC 4.75% 2027[1]		3,085	2,776
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[4]		1,600	1,599
Braskem Idesa SAPI 7.45% 2029[1]		2,150	1,848
Braskem Idesa SAPI 7.45% 2029		500	430
Braskem Idesa SAPI 6.99% 2032[1]		5,880	4,556
Braskem Netherlands Finance BV 4.50% 2030[1]		1,170	1,001

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Braskem SA 4.50% 2030	USD	850	$727
Braskem SA 5.875% 2050[1]		400	317
BWAY Parent Co., Inc. 5.50% 2024[1]		1,995	1,909
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]		4,100	3,205
Cleveland-Cliffs, Inc. 6.75% 2026[1]		260	259
Cleveland-Cliffs, Inc. 5.875% 2027		160	150
Cleveland-Cliffs, Inc. 4.875% 2031[1]		1,850	1,635
Constellium SE 3.75% 2029[1]		3,140	2,495
CVR Partners LP 6.125% 2028[1]		5,965	5,342
Diamond (BC) BV 4.625% 2029[1]		720	577
Ecolab, Inc. 2.125% 2032		1,300	1,098
Element Solutions, Inc. 3.875% 2028[1]		3,450	2,852
First Quantum Minerals, Ltd. 6.50% 2024[1]		4,950	4,764
First Quantum Minerals, Ltd. 6.875% 2027[1]		5,717	5,121
FMG Resources 4.375% 2031[1]		3,110	2,544
Fresnillo PLC 4.25% 2050[1]		1,100	809
FXI Holdings, Inc. 7.875% 2024[1]		2,333	2,028
FXI Holdings, Inc. 12.25% 2026[1]		11,891	10,605
GC Treasury Center Co., Ltd. 4.40% 2032[1]		1,600	1,471
Glencore Funding, LLC 2.625% 2031[1]		2,000	1,614
Glencore Funding, LLC 3.875% 2051[1]		2,000	1,503
GPC Merger Sub, Inc. 7.125% 2028[1]		2,017	1,621
Gran Colombia Gold Corp. 6.875% 2026[1]		1,860	1,458
International Flavors & Fragrances, Inc. 1.832% 2027[1]		24	21
International Flavors & Fragrances, Inc. 2.30% 2030[1]		1,044	859
International Flavors & Fragrances, Inc. 3.468% 2050[1]		850	621
Labl, Inc. 8.25% 2029[1]		2,175	1,646
LSB Industries, Inc. 6.25% 2028[1]		950	840
LYB International Finance III, LLC 2.25% 2030		521	430
LYB International Finance III, LLC 3.375% 2040		1,500	1,157
LYB International Finance III, LLC 3.625% 2051		1,091	808
Mercer International, Inc. 5.125% 2029		685	586
Methanex Corp. 5.125% 2027		5,150	4,554
Methanex Corp. 5.25% 2029		3,000	2,541
Mineral Resources, Ltd. 8.50% 2030[1]		2,340	2,309
Newcrest Finance Pty, Ltd. 3.25% 2030[1]		62	55
Newcrest Finance Pty, Ltd. 4.20% 2050[1]		15	12
Nova Chemicals Corp. 5.25% 2027[1]		3,100	2,667
Nova Chemicals Corp. 4.25% 2029[1]		6,400	5,012
Novelis Corp. 4.75% 2030[1]		3,371	2,808
Novelis Corp. 3.875% 2031[1]		2,556	1,973
Olin Corp. 5.00% 2030		3,000	2,596
Praxair, Inc. 2.00% 2050		18	11
Rayonier A.M. Products, Inc. 7.625% 2026[1]		23	20
Rio Tinto Finance (USA), Ltd. 2.75% 2051		187	137
SCIH Salt Holdings, Inc. 4.875% 2028[1]		16,635	13,860
SCIH Salt Holdings, Inc. 6.625% 2029[1]		7,430	5,881
Scotts Miracle-Gro Co. 4.50% 2029		2,068	1,700
Scotts Miracle-Gro Co. 4.375% 2032		2,630	2,004
Sealed Air Corp. 4.00% 2027[1]		1,688	1,525
Silgan Holdings, Inc. 4.125% 2028		1,474	1,324
South32 Treasury (USA), Ltd. 4.35% 2032[1]		157	147
Summit Materials, Inc. 6.50% 2027[1]		270	261
Summit Materials, Inc. 5.25% 2029[1]		2,900	2,535
Trivium Packaging BV 5.50% 2026[1]		200	190
Trivium Packaging BV 8.50% 2027[1]		1,200	1,127
Valvoline, Inc. 4.25% 2030[1]		2,265	1,895
Valvoline, Inc. 3.625% 2031[1]		2,535	2,033
Venator Materials Corp. 5.75% 2025[1]		2,815	2,258
Venator Materials Corp. 9.50% 2025[1]		4,410	4,431
W. R. Grace Holdings, LLC 4.875% 2027[1]		2,035	1,774
W. R. Grace Holdings, LLC 5.625% 2029[1]		2,055	1,518
Warrior Met Coal, Inc. 7.875% 2028[1]		2,100	2,004
			153,903

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 4.95%
AmerisourceBergen Corp. 2.70% 2031	USD	1,950	$1,673
Anthem, Inc. 4.55% 2052		254	240
AstraZeneca Finance, LLC 1.75% 2028		751	663
AstraZeneca Finance, LLC 2.25% 2031		121	105
Avantor Funding, Inc. 4.625% 2028[1]		1,835	1,687
Avantor Funding, Inc. 3.875% 2029[1]		3,740	3,277
Bausch Health Americas, Inc. 9.25% 2026[1]		1,370	983
Bausch Health Americas, Inc. 8.50% 2027[1]		75	53
Bausch Health Companies, Inc. 5.75% 2027[1]		200	166
Bausch Health Companies, Inc. 5.00% 2028[1]		660	353
Bausch Health Companies, Inc. 7.00% 2028[1]		830	476
Bausch Health Companies, Inc. 5.25% 2030[1]		1,220	634
Bausch Health Companies, Inc. 5.25% 2031[1]		7,680	3,953
Baxter International, Inc. 1.915% 2027		2,150	1,927
Boston Scientific Corp. 2.65% 2030		150	131
Catalent Pharma Solutions, Inc. 5.00% 2027[1]		455	429
Catalent Pharma Solutions, Inc. 3.125% 2029[1]		1,850	1,520
Catalent Pharma Solutions, Inc. 3.50% 2030[1]		3,265	2,668
Centene Corp. 4.25% 2027		30	28
Centene Corp. 2.45% 2028		10,155	8,497
Centene Corp. 4.625% 2029		6,191	5,791
Centene Corp. 3.00% 2030		610	507
Centene Corp. 3.375% 2030		644	548
Centene Corp. 2.50% 2031		3,280	2,614
Centene Corp. 2.625% 2031		4,440	3,542
Charles River Laboratories International, Inc. 4.25% 2028[1]		1,923	1,731
Charles River Laboratories International, Inc. 3.75% 2029[1]		1,550	1,348
Cigna Corp. 2.375% 2031		46	39
Community Health Systems, Inc. 5.625% 2027[1]		180	153
Community Health Systems, Inc. 6.00% 2029[1]		165	137
Community Health Systems, Inc. 6.875% 2029[1]		1,200	778
DaVita, Inc. 4.625% 2030[1]		3,470	2,717
Encompass Health Corp. 4.50% 2028		1,267	1,087
Encompass Health Corp. 4.75% 2030		1,280	1,075
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]		1,100	88
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]		3,610	2,736
Grifols Escrow Issuer SA 4.75% 2028[1]		1,510	1,312
HCA, Inc. 5.375% 2026		425	422
HCA, Inc. 5.625% 2028		3,770	3,716
HCA, Inc. 4.625% 2052[1]		146	117
HealthEquity, Inc. 4.50% 2029[1]		1,410	1,236
Humana, Inc. 3.70% 2029		225	213
IMS Health Holdings, Inc. 5.00% 2026[1]		600	573
Johnson & Johnson 2.10% 2040		38	28
Kaiser Foundation Hospitals 2.81% 2041		355	276
Molina Healthcare, Inc. 4.375% 2028[1]		1,621	1,451
Molina Healthcare, Inc. 3.875% 2032[1]		4,000	3,362
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]		2,000	1,710
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]		5,850	4,823
Novartis Capital Corp. 1.75% 2025		32	31
Novartis Capital Corp. 2.00% 2027		24	22
Option Care Health, Inc. 4.375% 2029[1]		1,330	1,142
Organon Finance 1, LLC 5.125% 2031[1]		1,335	1,157
Owens & Minor, Inc. 6.625% 2030[1]		4,480	4,098
Par Pharmaceutical, Inc. 7.50% 2027[1]		450	343
Partners HealthCare System, Inc. 3.192% 2049		42	32
Pfizer, Inc. 1.70% 2030		44	37
Radiology Partners, Inc. 9.25% 2028[1]		3,605	2,713
Rede D’Or Finance SARL 4.50% 2030		2,605	2,203
Roche Holdings, Inc. 1.93% 2028[1]		4,670	4,132
Roche Holdings, Inc. 2.076% 2031[1]		7,854	6,704
Roche Holdings, Inc. 2.607% 2051[1]		791	575
RP Escrow Issuer, LLC 5.25% 2025[1]		1,635	1,416
Select Medical Holdings Corp. 6.25% 2026[1]		196	183
Summa Health 3.511% 2051		1,325	1,091
Surgery Center Holdings 10.00% 2027[1]		235	228
Syneos Health, Inc. 3.625% 2029[1]		1,559	1,322

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Tenet Healthcare Corp. 4.625% 2024	USD	21	$20
Tenet Healthcare Corp. 4.875% 2026[1]		750	693
Tenet Healthcare Corp. 5.125% 2027[1]		1,230	1,109
Tenet Healthcare Corp. 6.125% 2028[1]		1,410	1,211
Tenet Healthcare Corp. 4.375% 2030[1]		6,000	5,088
Teva Pharmaceutical Finance Co. BV 3.15% 2026		14,060	11,575
Teva Pharmaceutical Finance Co. BV 4.75% 2027		10,380	8,879
Teva Pharmaceutical Finance Co. BV 6.75% 2028		12,590	11,759
Teva Pharmaceutical Finance Co. BV 5.125% 2029		11,970	9,891
Teva Pharmaceutical Finance Co. BV 4.10% 2046		3,000	1,878
UnitedHealth Group, Inc. 4.75% 2052		324	324
UnitedHealth Group, Inc. 4.95% 2062		297	302
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]		200	148
			153,899

Industrials 4.85%
Atkore, Inc. 4.25% 2031[1]		2,000	1,664
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[2,3]		3,990	3,776
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]		225	188
Boeing Company 2.196% 2026		25	23
Boeing Company 2.75% 2026		500	465
Boeing Company 3.25% 2028		1,078	964
Boeing Company 5.15% 2030		13,333	12,809
Boeing Company 3.625% 2031		4,738	4,094
Boeing Company 3.75% 2050		83	59
Boeing Company 5.805% 2050		597	549
Bombardier, Inc. 7.50% 2025[1]		1,191	1,080
Bombardier, Inc. 7.125% 2026[1]		6,050	5,008
Bombardier, Inc. 7.875% 2027[1]		4,400	3,674
Bombardier, Inc. 6.00% 2028[1]		1,790	1,344
Builders FirstSource, Inc. 4.25% 2032[1]		2,175	1,660
Burlington Northern Santa Fe, LLC 3.55% 2050		750	628
Burlington Northern Santa Fe, LLC 3.30% 2051		479	385
Burlington Northern Santa Fe, LLC 2.875% 2052		10	7
BWX Technologies, Inc. 4.125% 2028[1]		1,150	1,026
BWX Technologies, Inc. 4.125% 2029[1]		1,080	950
Canadian Pacific Railway, Ltd. 1.75% 2026		435	394
Canadian Pacific Railway, Ltd. 2.45% 2031		469	402
Canadian Pacific Railway, Ltd. 3.00% 2041		423	332
Canadian Pacific Railway, Ltd. 3.10% 2051		377	278
Clarivate Science Holdings Corp. 3.875% 2028[1]		4,910	4,117
Clarivate Science Holdings Corp. 4.875% 2029[1]		4,470	3,683
CoreLogic, Inc. 4.50% 2028[1]		11,844	9,139
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]		3,950	2,903
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.574% 2028[2,3]		145	121
Covert Mergeco, Inc. 4.875% 2029[1]		3,645	2,971
CSX Corp. 4.50% 2049		25	23
Dun & Bradstreet Corp. 5.00% 2029[1]		1,203	1,041
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]		400	331
General Dynamics Corp. 1.15% 2026		5,600	5,090
General Electric Capital Corp. 4.418% 2035		800	748
General Electric Capital Corp., Series A, 6.75% 2032		200	224
GFL Environmental, Inc. 4.00% 2028[1]		4,500	3,720
Gol Finance SA 8.00% 2026		1,438	959
Harsco Corp. 5.75% 2027[1]		3,329	2,668
Honeywell International, Inc. 2.70% 2029		35	32
Howmet Aerospace, Inc. 6.875% 2025		3	3
JELD-WEN Holding, Inc. 4.875% 2027[1]		2,050	1,602
Labl Escrow Issuer, LLC 10.50% 2027[1]		500	436
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]		2,629	2,599
Lockheed Martin Corp. 1.85% 2030		353	302
Lockheed Martin Corp. 4.50% 2036		39	39
LSC Communications, Inc. 8.75% 2023[1,5,6,9]		45	—	[8]
Masco Corp. 2.00% 2031		48	38
Maxar Technologies, Inc. 7.75% 2027[1]		2,850	2,826
Mexico City Airport Trust 4.25% 2026		1,600	1,476

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 2027[1]	USD	1,481	$1,286
Mueller Water Products, Inc. 4.00% 2029[1]		1,200	1,048
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]		1,250	1,164
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]		1,300	1,196
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]		125	113
Norfolk Southern Corp. 3.05% 2050		8	6
PGT Innovations, Inc. 4.375% 2029[1]		2,490	1,967
PM General Purchaser, LLC 9.50% 2028[1]		8,000	6,474
Raytheon Technologies Corp. 1.90% 2031		1,515	1,243
Republic Services, Inc. 2.375% 2033		1,390	1,138
Roller Bearing Company of America, Inc. 4.375% 2029[1]		2,755	2,348
Rolls-Royce PLC 5.75% 2027[1]		6,230	5,631
Sensata Technologies Holding BV 4.00% 2029[1]		2,230	1,896
Sensata Technologies, Inc. 3.75% 2031[1]		150	120
Siemens AG 1.20% 2026[1]		250	227
SkyMiles IP, Ltd. 4.75% 2028[1]		770	728
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]		750	745
SRS Distribution, Inc. 4.625% 2028[1]		5,810	5,093
Stericycle, Inc. 3.875% 2029[1]		3,180	2,604
TransDigm, Inc. 6.25% 2026[1]		1,250	1,209
TransDigm, Inc. 5.50% 2027		1,235	1,052
TransDigm, Inc. 4.625% 2029		5,050	4,077
TransDigm, Inc. 4.875% 2029		1,990	1,623
Uber Technologies, Inc. 8.00% 2026[1]		2,185	2,180
Union Pacific Corp. 2.375% 2031		2,480	2,145
Union Pacific Corp. 2.80% 2032		4,580	4,082
Union Pacific Corp. 4.30% 2049		75	70
Union Pacific Corp. 3.25% 2050		13	10
United Airlines Holdings, Inc. 6.50% 2027[1]		975	961
United Airlines, Inc. 4.375% 2026[1]		2,385	2,110
United Airlines, Inc. 4.625% 2029[1]		1,920	1,635
United Rentals, Inc. 5.25% 2030		960	892
Vertical Holdco GMBH 7.625% 2028[1]		1,302	1,171
Waste Management, Inc. 4.15% 2032		940	922
WESCO Distribution, Inc. 7.125% 2025[1]		270	270
WESCO Distribution, Inc. 7.25% 2028[1]		2,465	2,444
			150,730

Utilities 4.24%
AEP Transmission Co., LLC 2.75% 2051		21	15
AES Panama Generation Holdings SRL 4.375% 2030		1,400	1,200
AES Panama Generation Holdings SRL 4.375% 2030[1]		875	750
Alabama Power Co. 3.00% 2052		330	243
Alfa Desarrollo SpA 4.55% 2051[1]		7,126	5,134
Alliant Energy Finance, LLC 3.60% 2032[1]		6,750	6,119
American Electric Power Company, Inc. 1.00% 2025		25	23
AmeriGas Partners LP 5.625% 2024		175	169
Calpine Corp. 5.125% 2028[1]		1,070	945
Cleveland Electric Illuminating Co. 4.55% 2030[1]		550	547
Connecticut Light and Power Co. 2.05% 2031		175	148
Consorcio Transmantaro SA 4.70% 2034		1,000	898
Consumers Energy Co. 3.10% 2050		36	28
Consumers Energy Co. 2.65% 2052		2,070	1,456
DPL, Inc. 4.125% 2025		1,390	1,286
DTE Electric Co. 3.65% 2052		2,100	1,818
DTE Energy Company 1.90% 2028		1,010	901
DTE Energy Company 3.00% 2032		3,350	3,029
Duke Energy Progress, LLC 2.00% 2031		480	398
Duke Energy Progress, LLC 2.50% 2050		134	92
Edison International 4.95% 2025		130	130
Edison International 5.75% 2027		16	16
Edison International 4.125% 2028		1,384	1,292
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[4]		4,000	3,193
Emera US Finance LP 2.639% 2031		1,325	1,102
Empresas Publicas de Medellin ESP 4.25% 2029[1]		500	391
Empresas Publicas de Medellin ESP 4.25% 2029		200	157

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Empresas Publicas de Medellin ESP 4.375% 2031[1]	USD	950	$728
Enfragen Energia Sur SA 5.375% 2030		2,760	1,868
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]		2,070	1,883
ENN Energy Holdings, Ltd. 2.625% 2030		1,000	853
ENN Energy Holdings, Ltd. 2.625% 2030[1]		700	597
Entergy Corp. 2.40% 2031		50	41
FirstEnergy Corp. 4.10% 2028[1]		675	659
FirstEnergy Corp. 2.25% 2030		1,518	1,205
FirstEnergy Corp. 2.65% 2030		12,512	10,341
FirstEnergy Corp., Series B, 4.40% 2027[4]		180	170
FirstEnergy Transmission, LLC 2.866% 2028[1]		325	275
Florida Power & Light Company 2.45% 2032		600	523
Florida Power & Light Company 2.875% 2051		2,150	1,603
Instituto Costarricense de Electricidad 6.75% 2031		2,000	1,882
Investment Energy Resources, Ltd. 6.25% 2029[1]		350	296
Jersey Central Power & Light Co. 4.30% 2026[1]		50	49
Jersey Central Power & Light Co. 2.75% 2032[1]		250	213
Monongahela Power Co. 3.55% 2027[1]		1,775	1,690
NextEra Energy Capital Holdings, Inc. 2.44% 2032		8,000	6,670
NiSource Finance Corp. 5.00% 2052		200	196
Northern States Power Co. 2.90% 2050		268	202
Northern States Power Co. 4.50% 2052		50	49
Pacific Gas and Electric Co. 2.95% 2026		29	26
Pacific Gas and Electric Co. 2.10% 2027		300	252
Pacific Gas and Electric Co. 3.30% 2027		373	334
Pacific Gas and Electric Co. 3.00% 2028		225	194
Pacific Gas and Electric Co. 3.75% 2028		1,094	967
Pacific Gas and Electric Co. 4.65% 2028		125	116
Pacific Gas and Electric Co. 4.55% 2030		7,282	6,477
Pacific Gas and Electric Co. 2.50% 2031		3,210	2,458
Pacific Gas and Electric Co. 3.25% 2031		1,550	1,254
Pacific Gas and Electric Co. 3.50% 2050		4,576	3,065
PG&E Corp. 5.00% 2028		1,610	1,363
PG&E Corp. 5.25% 2030		2,490	2,053
Public Service Company of Colorado 1.875% 2031		2,493	2,087
Public Service Company of Colorado 1.90% 2031		2,784	2,353
Public Service Electric and Gas Co. 1.90% 2031		300	250
Public Service Electric and Gas Co. 3.10% 2032		1,180	1,085
Southern California Edison Co. 0.975% 2024		275	259
Southern California Edison Co. 2.25% 2030		50	42
Southern California Edison Co. 2.50% 2031		3,800	3,195
Southern California Edison Co. 2.75% 2032		4,175	3,531
Southern California Edison Co. 3.45% 2052		5,000	3,731
Southwestern Electric Power Co. 3.25% 2051		250	186
State Grid Overseas Investment, Ltd. 4.375% 2043		1,200	1,189
Talen Energy Corp. 10.50% 2026[1]		7,960	5,174
Talen Energy Corp. 7.25% 2027[1,9]		1,255	1,238
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]		2,840	2,815
Union Electric Co. 2.15% 2032		350	291
Union Electric Co. 3.90% 2052		745	657
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]		9,065	7,954
Virginia Electric and Power Co. 2.30% 2031		175	148
Virginia Electric and Power Co. 2.40% 2032		12,951	11,081
Virginia Electric and Power Co. 2.45% 2050		25	17
Wisconsin Power and Light Co. 1.95% 2031		275	229
Xcel Energy, Inc. 1.75% 2027		1,100	984
Xcel Energy, Inc. 2.60% 2029		181	158
Xcel Energy, Inc. 2.35% 2031		846	699
Xcel Energy, Inc. 3.50% 2049		290	230
			131,615

Information technology 3.58%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]		2,150	1,861
Analog Devices, Inc. 1.70% 2028		398	349
Analog Devices, Inc. 2.10% 2031		558	477
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]		800	775

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
BMC Software, Inc. 7.125% 2025[1]	USD	5,900	$5,657
BMC Software, Inc. 9.125% 2026[1]		90	84
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]		6,675	6,216
Booz Allen Hamilton, Inc. 4.00% 2029[1]		2,787	2,435
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		53	51
Broadcom, Inc. 4.00% 2029[1]		1,984	1,840
Broadcom, Inc. 4.75% 2029		220	213
Broadcom, Inc. 4.15% 2030		350	321
Broadcom, Inc. 2.45% 2031[1]		8,141	6,549
Broadcom, Inc. 4.15% 2032[1]		3,121	2,821
Broadcom, Inc. 4.30% 2032		1,000	910
Broadcom, Inc. 2.60% 2033[1]		6,660	5,129
Broadcom, Inc. 3.469% 2034[1]		474	386
Broadcom, Inc. 3.137% 2035[1]		130	99
Broadcom, Inc. 3.187% 2036[1]		111	85
Broadcom, Inc. 3.50% 2041[1]		1,087	822
Broadcom, Inc. 3.75% 2051[1]		1,369	1,016
CDK Global, Inc. 7.25% 2029[1]		14,550	14,025
CommScope, Inc. 7.125% 2028[1]		5,000	3,807
Diebold Nixdorf, Inc. 9.375% 2025[1]		6,000	4,203
Entegris Escrow Corp. 4.75% 2029[1]		1,795	1,675
Fair Isaac Corp. 4.00% 2028[1]		2,640	2,343
Gartner, Inc. 4.50% 2028[1]		1,195	1,099
Gartner, Inc. 3.625% 2029[1]		225	195
Gartner, Inc. 3.75% 2030[1]		1,460	1,245
Global Payments, Inc. 2.90% 2030		67	57
Mastercard, Inc. 3.85% 2050		100	92
MoneyGram International, Inc. 5.375% 2026[1]		4,025	3,839
NCR Corp. 5.125% 2029[1]		3,986	3,380
NCR Corp. 5.25% 2030[1]		194	168
Oracle Corp. 2.30% 2028		454	391
Oracle Corp. 2.875% 2031		5,479	4,520
Oracle Corp. 3.60% 2050		50	35
Oracle Corp. 3.95% 2051		212	156
PayPal Holdings, Inc. 2.85% 2029		43	39
PayPal Holdings, Inc. 4.40% 2032		259	257
PayPal Holdings, Inc. 5.05% 2052		720	716
PayPal Holdings, Inc. 5.25% 2062		160	159
Rocket Software, Inc. 6.50% 2029[1]		8,750	6,341
ServiceNow, Inc. 1.40% 2030		6,504	5,096
Square, Inc. 3.50% 2031[1]		15,000	11,986
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]		6,780	6,297
VeriSign, Inc. 2.70% 2031		729	587
Veritas Holdings, Ltd. 7.50% 2025[1]		508	382
Visa, Inc. 2.70% 2040		120	97
			111,283

Real estate 3.12%
American Campus Communities, Inc. 3.30% 2026		38	37
American Campus Communities, Inc. 2.85% 2030		5	5
American Campus Communities, Inc. 3.875% 2031		175	172
American Tower Corp. 2.70% 2031		331	273
American Tower Corp. 4.05% 2032		1,676	1,529
Brookfield Property REIT, Inc. 5.75% 2026[1]		3,770	3,451
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]		3,240	2,579
Crown Castle International Corp. 2.50% 2031		242	198
Equinix, Inc. 1.45% 2026		2,260	2,009
Equinix, Inc. 2.90% 2026		68	63
Equinix, Inc. 1.55% 2028		105	88
Equinix, Inc. 2.00% 2028		894	768
Equinix, Inc. 3.20% 2029		75	67
Equinix, Inc. 2.15% 2030		4,030	3,264
Equinix, Inc. 2.50% 2031		1,645	1,334
Equinix, Inc. 3.90% 2032		1,150	1,041
Equinix, Inc. 3.40% 2052		819	608
Essex Portfolio LP 2.55% 2031		1,762	1,475
Extra Space Storage, Inc. 2.35% 2032		168	133

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
FibraSOMA 4.375% 2031[1]	USD	3,933	$2,810
Howard Hughes Corp. 5.375% 2028[1]		1,400	1,175
Howard Hughes Corp. 4.125% 2029[1]		5,840	4,515
Howard Hughes Corp. 4.375% 2031[1]		6,450	4,785
Iron Mountain, Inc. 5.00% 2028[1]		344	305
Iron Mountain, Inc. 5.25% 2028[1]		1,200	1,080
Iron Mountain, Inc. 4.875% 2029[1]		7,610	6,490
Iron Mountain, Inc. 4.50% 2031[1]		860	705
Kennedy-Wilson Holdings, Inc. 4.75% 2029		5,410	4,390
Kennedy-Wilson Holdings, Inc. 4.75% 2030		4,240	3,325
Kennedy-Wilson Holdings, Inc. 5.00% 2031		1,805	1,402
Ladder Capital Corp. 4.75% 2029[1]		5,500	4,241
Medical Properties Trust, Inc. 5.00% 2027		90	83
Medical Properties Trust, Inc. 3.50% 2031		1,965	1,555
Park Intermediate Holdings, LLC 4.875% 2029[1]		8,230	7,080
Public Storage 1.95% 2028		417	361
Realogy Corp. 5.75% 2029[1]		2,525	1,919
Realogy Corp. 5.25% 2030[1]		3,890	2,889
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]		2,060	1,751
RLJ Lodging Trust, LP 4.00% 2029[1]		1,380	1,136
Sun Communities Operating LP 2.30% 2028		198	170
Sun Communities Operating LP 2.70% 2031		3,382	2,729
Sun Communities Operating LP 4.20% 2032		14,413	13,122
VICI Properties LP 4.75% 2028		876	838
VICI Properties LP 4.95% 2030		810	769
VICI Properties LP 5.125% 2032		6,694	6,322
Westfield Corp., Ltd. 3.50% 2029[1]		10	9
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]		2,120	1,822
			96,872

Consumer staples 3.04%
7-Eleven, Inc. 0.95% 2026[1]		365	323
7-Eleven, Inc. 1.30% 2028[1]		445	370
7-Eleven, Inc. 1.80% 2031[1]		3,795	2,966
7-Eleven, Inc. 2.50% 2041[1]		900	611
7-Eleven, Inc. 2.80% 2051[1]		815	533
Albertsons Companies, Inc. 3.50% 2029[1]		4,175	3,391
Altria Group, Inc. 4.80% 2029		2,000	1,903
Altria Group, Inc. 3.40% 2030		800	679
Altria Group, Inc. 4.45% 2050		650	469
Altria Group, Inc. 3.70% 2051		3,710	2,377
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046		90	85
Anheuser-Busch InBev NV 4.439% 2048		180	158
Anheuser-Busch InBev NV 4.60% 2048		600	540
Anheuser-Busch InBev NV 4.50% 2050		690	621
B&G Foods, Inc. 5.25% 2025		245	226
B&G Foods, Inc. 5.25% 2027		3,930	3,404
British American Tobacco PLC 2.726% 2031		2,750	2,181
British American Tobacco PLC 4.54% 2047		186	137
British American Tobacco PLC 4.758% 2049		512	387
British American Tobacco PLC 3.984% 2050		2,800	1,934
British American Tobacco PLC 5.65% 2052		2,532	2,190
Central Garden & Pet Co. 4.125% 2030		1,070	879
Central Garden & Pet Co. 4.125% 2031[1]		5,215	4,195
Conagra Brands, Inc. 1.375% 2027		35	29
Conagra Brands, Inc. 5.30% 2038		2	2
Constellation Brands, Inc. 2.875% 2030		1,040	906
Constellation Brands, Inc. 2.25% 2031		510	414
Constellation Brands, Inc. 4.75% 2032		244	243
Darling Ingredients, Inc. 5.25% 2027[1]		280	271
Darling Ingredients, Inc. 6.00% 2030[1]		3,700	3,694
Edgewell Personal Care Co. 5.50% 2028[1]		1,770	1,614
Energizer Holdings, Inc. 4.375% 2029[1]		3,320	2,554
Ingles Markets, Inc. 4.00% 2031[1]		3,345	2,899
InRetail Consumer 3.25% 2028[1]		1,100	915
Keurig Dr Pepper, Inc. 3.20% 2030		30	27
Kraft Heinz Company 4.375% 2046		1,850	1,545

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Kraft Heinz Company 5.50% 2050	USD	1,500	$1,443
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]		6,070	5,198
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]		5,550	4,170
Lamb Weston Holdings, Inc. 4.125% 2030[1]		2,590	2,249
MARB BondCo PLC 3.95% 2031[1]		2,577	1,984
Molson Coors Brewing Co. 4.20% 2046		20	16
Natura Cosmeticos SA 4.125% 2028[1]		3,800	3,134
NBM US Holdings, Inc. 6.625% 2029[1]		500	481
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]		5,553	5,157
PepsiCo, Inc. 1.625% 2030		6	5
PepsiCo, Inc. 1.40% 2031		34	28
PepsiCo, Inc. 1.95% 2031		1,029	878
Performance Food Group, Inc. 5.50% 2027[1]		790	733
Performance Food Group, Inc. 4.25% 2029[1]		1,863	1,559
Philip Morris International, Inc. 3.375% 2029		37	33
Philip Morris International, Inc. 1.75% 2030		283	220
Philip Morris International, Inc. 4.125% 2043		12	10
Philip Morris International, Inc. 4.25% 2044		15	12
Post Holdings, Inc. 5.625% 2028[1]		320	304
Post Holdings, Inc. 5.50% 2029[1]		6,180	5,537
Post Holdings, Inc. 4.625% 2030[1]		4,556	3,852
Post Holdings, Inc. 4.50% 2031[1]		2,000	1,642
Prestige Brands International, Inc. 5.125% 2028[1]		2,000	1,863
Prestige Brands International, Inc. 3.75% 2031[1]		3,660	3,041
Procter & Gamble Company 0.55% 2025		11	10
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		445	347
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		560	377
Simmons Foods, Inc. 4.625% 2029[1]		3,295	2,791
US Foods, Inc. 4.625% 2030[1]		1,880	1,587
			94,333

Total corporate bonds, notes & loans			1,957,689

Mortgage-backed obligations 12.89%
Commercial mortgage-backed securities 7.54%
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 2053[1,3,10]		500	445
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 5.008% 2049[3,10]		3,560	3,406
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]		10	10
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]		10	10
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 2061[10]		4,000	3,664
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]		25	24
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]		10	10
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,10]		10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 2051[3,10]		1,445	1,368
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[3,10]		11,500	10,143
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]		20	18
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 2.819% 2039[1,3,10]		2,694	2,648
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.14%) 3.891% 2027[1,3,10]		10,000	9,862
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 2.062% 2034[1,3,10]		3,000	2,829
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 2.212% 2034[1,3,10]		2,100	1,975
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 2.711% 2034[1,3,10]		2,000	1,880
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,3,10]		1,733	1,674
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,3,10]		1,992	1,876
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[1,3,10]		2,696	2,539
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[1,3,10]		1,989	1,864
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,3,10]		1,992	1,863

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 3.219% 2036[1,3,10]	USD	1,380	$1,289
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 4.173% 2037[1,3,10]		787	753
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[1,3,10]		2,102	2,026
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[1,3,10]		811	779
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[1,3,10]		731	696
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[1,3,10]		5,988	5,745
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,3,10]		9,259	8,770
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,3,10]		1,962	1,873
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[1,3,10]		2,982	2,841
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 3.119% 2039[1,3,10]		3,000	2,896
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 3.295% 2039[1,3,10]		2,801	2,615
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 3.369% 2039[1,3,10]		4,000	3,848
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 4.467% 2035[1,3,10]		2,485	2,395
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]		10	10
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]		500	495
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,10]		893	886
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[3,10]		2,000	1,977
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]		438	433
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]		420	415
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[3,10]		1,900	1,876
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2048[10]		7,892	7,603
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.279% 2048[3,10]		2,660	2,519
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.57% 2048[3,10]		3,656	3,460
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]		303	297
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]		500	498
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]		32	32
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]		440	439
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]		560	556
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]		1,505	1,485
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]		500	495
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]		80	79
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 2046[1,3,10]		1,310	1,293
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,10]		429	427
Commercial Mortgage Trust, Series 2013-CR10, Class C, 5.063% 2046[1,3,10]		1,309	1,293
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]		108	106
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]		500	492
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[3,10]		381	371
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[3,10]		950	928
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.588% 2047[3,10]		605	582
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]		1,024	1,016
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.082% 2047[3,10]		460	447
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.621% 2048[3,10]		8,035	7,892
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.621% 2048[3,10]		860	822
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]		25	24
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,10]		250	245
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 2050[3,10]		570	571
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.284% 2050[1,3,10]		1,250	1,237
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,3,10]		417	408
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[1,3,10]		381	370
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[1,3,10]		2,386	2,314

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[1,3,10]	USD	8,648	$8,367
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[1,3,10]		2,000	1,935
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 3.257% 2036[1,3,10]		1,213	1,149
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,3,10]		2,287	2,235
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[3,10]		650	644
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]		87	87
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]		200	195
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[1,10]		1,230	1,121
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[3,10]		920	908
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[1,10]		2,602	2,390
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,3,10]		2,092	1,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]		768	673
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[10]		2,000	1,948
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]		500	496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[3,10]		650	644
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.235% 2047[3,10]		500	491
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,3,10]		1,374	1,325
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,3,10]		1,142	1,096
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 3.074% 2038[1,3,10]		5,000	4,738
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[1,3,10]		1,534	1,497
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,10]		923	905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[3,10]		2,876	2,863
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[3,10]		500	498
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]		151	149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,10]		3,197	3,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[3,10]		195	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[10]		18,113	17,643
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.677% 2048[3,10]		74	72
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]		45	44
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.781% 2052[3,10]		5,300	4,832
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,3,10]		425	396
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 5.374% 2050[1,3,10]		400	361
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[1,3,10]		1,558	1,482
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[1,3,10]		8,000	7,585
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,3,10]		1,442	1,372
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[1,3,10]		1,545	1,459
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[1,3,10]		2,077	1,952

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 3.229% 2039[1,3,10]	USD	5,000	$4,691
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[3,10]		240	240
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.869% 2045[1,3,10]		44	44
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 2048[3,10]		1,000	947
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[3,10]		500	475
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]		25	24
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.463% 2050[3,10]		2,154	1,964
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]		3,561	3,116
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.647% 2057[3,10]		4,100	4,009
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.706% 2058[3,10]		6,750	6,638
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.706% 2058[3,10]		110	104
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]		740	734
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]		705	704
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.149% 2046[3,10]		1,251	1,236
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]		417	413
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,10]		512	502
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,10]		500	497
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[3,10]		100	98
			234,194

Collateralized mortgage-backed obligations (privately originated) 5.35%
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[1,3,10]		310	309
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,3,10]		1,274	1,225
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,3,10]		212	195
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]		1,719	1,606
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[1,4,10]		11,486	10,440
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[1,3,10]		225	216
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,3,10]		185	182
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,3,10]		823	807
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,3,10]		1,296	1,234
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,10]		972	955
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[1,3,10]		981	965
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[1,3,10]		978	954
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[1,3,10]		719	698
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[1,3,10]		719	692
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]		182	177
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,10]		48	46
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,3,10]		1,607	1,591
Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (30-day Average USD-SOFR + 1.00%) 1.926% 2041[1,3,10]		4,739	4,640
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,3,10]		1,232	1,209
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[1,3,10]		5,536	5,526
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]		111	102
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,10]		575	542
Finance of America HECM Buyout, Series 2020-HB2, Class M3, 4.57% 2030[1,3,10]		225	216
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,3,10]		792	681
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[1,3,10]		780	753
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 1.726% 2041[1,3,10]		2,468	2,419
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,3,10]		2,439	2,402
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,3,10]		9,166	9,056
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[1,3,10]		8,142	8,157
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 2.926% 2050[1,3,10]		5,000	4,923
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,3,10]		2,667	2,638

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,3,10]	USD	4,692	$4,649
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 3.726% 2050[1,3,10]		2,203	2,208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,3,10]		11,348	11,580
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,3,10]		4,000	4,175
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,10]		2,178	1,948
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,3,10]		2,661	2,464
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,3,10]		2,621	2,212
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,3,10]		211	199
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[1,3,10]		860	805
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,3,10]		227	226
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,3,10]		268	263
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,3,10]		914	861
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,4,5,10]		13,173	12,708
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,4,10]		2,825	2,645
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,3,10]		1,616	1,570
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,3,10]		1,775	1,753
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,3,10]		52	51
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,10]		148	146
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,3,10]		120	120
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,3,10]		2,250	2,228
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,10]		3,000	2,903
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]		397	382
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]		100	94
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 2038[1,10]		4,305	3,898
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,3,10]		895	861
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,10]		70	68
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[3,10]		42	38
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,3,10]		73	70
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.187% 2054[1,3,10]		2,504	2,489
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.079% 2057[1,3,10]		2,400	2,338
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,3,10]		138	132
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,3,10]		2,477	2,375
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,10]		305	299
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,3,10]		3,000	2,571
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,5,6]		22,184	19,673
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]		2,344	2,132
VM Fund I, LLC 8.625% 2028[1,5,6]		7,828	7,711
			166,401

Total mortgage-backed obligations			400,595

Asset-backed obligations 10.02%
Aesop Funding, LLC, Series 2017-1A, Class B, 3.41% 2023[1,10]		100	100
Aesop Funding, LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]		10,000	8,996
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]		1,062	939
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]		551	485
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]		100	94
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]		8,000	7,167
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]		6,550	6,296
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]		577	570
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,10]		2,597	2,463
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[1,3,10]		3,044	3,001
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[1,3,10]		477	467
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]		92	91
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]		100	98
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]		100	95

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 2028[1,10]	USD	2,000		$1,886
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 2028[1,10]		2,000		1,855
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[1,10]		1,236		1,133
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[1,10]		8,782		8,509
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,3,10]		1,290		1,270
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]		174		171
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]		300		288
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]		300		288
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]		671		629
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]		4,733		4,277
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]		1,420		1,289
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,10]		646		613
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]		4,163		4,011
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2035[1,10]		5,000		4,729
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[1,10]		2,415		2,070
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[1,10]		753		608
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[10]		757		724
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[1,10]		2,613		2,314
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,10]		670		602
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[1,3,10]		1,418		1,400
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]		1,574		1,428
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]		321		275
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]		—	[8]	—	[8]
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]		96		85
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[1,10]		3,000		2,881
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 2.798% 2029[1,3,10]		1,750		1,705
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]		232		215
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]		296		274
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]		176		172
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]		67		67
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]		100		100
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]		2,250		2,162
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]		2,000		1,877
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[1,10]		6,000		5,888
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]		2,000		1,842
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]		3,000		2,752
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[1,10]		6,000		5,985
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[1,10]		8,000		7,982
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]		200		198
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]		100		95
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]		100		93
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]		850		850
Drivetime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 2027[1,10]		2,000		1,880
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]		616		585
Drivetime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 2027[1,10]		2,000		1,814
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]		277		258
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 2.314% 2028[1,3,10]		2,000		1,960
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 2.514% 2028[1,3,10]		2,000		1,949
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 3.094% 2028[1,3,10]		2,000		1,933
Dryden Senior Loan Fund, Series 2013-28A, Class A2LR, CLO, (3-month USD-LIBOR + 1.65%) 3.061% 2030[1,3,10]		3,000		2,918
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[1,10]		154		137
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]		82		82
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]		100		100
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[10]		469		446
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[1,10]		9,625		9,245
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 2030[1,10]		10,000		10,158
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]		300		291
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]		300		281

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2039[1,10]	USD	3,043	$2,977
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]		577	571
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[1,10]		2,462	2,372
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[1,10]		129	120
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[1,10]		2,729	2,396
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]		1,738	1,572
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]		363	350
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]		402	377
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[1,10]		721	635
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 2.974% 2035[1,3,10]		906	901
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,5,6,10]		7,110	6,900
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]		1,220	1,129
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]		2,336	2,155
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[1,10]		1,776	1,651
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[1,10]		3,492	3,237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]		1,317	1,165
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]		826	724
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[1,10]		4,025	3,568
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 3.839% 2031[1,3,10]		16,000	16,000
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[1,10]		751	706
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 2027[1,10]		3,000	2,799
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[1,3,10]		1,798	1,787
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[1,3,10]		2,000	1,971
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[1,3,10]		1,465	1,446
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,10]		1,500	1,428
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,10]		1,140	1,098
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,10]		3,247	2,847
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[1,10]		3,953	3,528
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[1,10]		898	707
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,10]		3,313	3,045
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]		2,981	2,760
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]		2,482	2,303
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[1,10]		1,328	1,109
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[1,10]		1,889	1,604
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]		4,653	4,067
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[1,3,10]		640	631
OCP CLO, Ltd., Series 2016-11A, Class A2R, (3-month USD-LIBOR + 1.75%) 2.964% 2030[1,3,10]		1,000	970
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]		2,475	2,256
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]		1,167	1,043
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]		1,150	1,028
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]		1,150	1,030
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[1,10]		2,722	2,549
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]		1,727	1,603
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[1,10]		2,958	2,719
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 2031[1,10]		2,525	2,368
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 2031[1,10]		8,500	8,223
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 2031[1,10]		1,000	947
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 2.278% 2029[1,3,10]		367	362
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 2.313% 2029[1,3,10]		500	486
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 2.863% 2029[1,3,10]		890	860
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 2.878% 2029[1,3,10]		500	479
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[1,3,10]		4,278	4,144
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 2.728% 2029[1,3,10]		1,000	968

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[1,3,10]	USD	1,266	$1,245
Regatta VIII Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 2.744% 2030[1,3,10]		3,000	2,915
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 2.863% 2031[1,3,10]		1,260	1,215
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]		200	199
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[10]		1,105	1,064
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[10]		1,474	1,394
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 2.621% 2031[1,3,10]		2,275	2,198
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]		419	371
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[1,10]		2,083	1,982
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[1,10]		2,860	2,609
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[1,3,10]		1,050	1,037
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[1,10]		1,899	1,721
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[1,10]		1,697	1,515
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]		1,691	1,580
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[1,10]		1,554	1,425
Stratus CLO, Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 3.551% 2030[1,3,10]		11,140	11,140
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,10]		3,687	3,434
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]		406	373
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]		2,296	2,206
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]		329	293
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]		907	797
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]		1,202	1,125
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]		1,958	1,688
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[1,10]		375	338
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]		3,249	2,819
Voya CLO, Ltd., Series 2016-3A, Class A3R, 2.794% 2031[1,3,10]		1,750	1,691
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[1,10]		7,813	7,800
			311,336

Bonds & notes of governments & government agencies outside the U.S. 9.25%
Abu Dhabi (Emirate of) 2.50% 2029[1]		4,000	3,682
Abu Dhabi (Emirate of) 1.70% 2031[1]		7,800	6,564
Abu Dhabi (Emirate of) 3.875% 2050		3,700	3,296
Angola (Republic of) 8.00% 2029		9,440	7,500
Argentine Republic 1.00% 2029		5,233	1,203
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[4]		22,185	5,262
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[4]		21,472	4,651
Armenia (Republic of) 7.15% 2025		200	198
Bahrain (Kingdom of) 6.125% 2022		250	250
Bahrain (Kingdom of) 6.125% 2023		1,300	1,310
Belarus (Republic of) 6.875% 2023		460	87
Belarus (Republic of) 5.875% 2026		6,100	1,007
Chile (Republic of) 3.10% 2041		3,600	2,748
Chile (Republic of) 4.34% 2042		1,815	1,619
Colombia (Republic of) 4.50% 2029		300	260
Colombia (Republic of) 3.00% 2030		3,276	2,499
Colombia (Republic of) 3.125% 2031		1,311	969
Colombia (Republic of) 3.25% 2032		3,200	2,320
Colombia (Republic of) 7.375% 2037		300	278
Colombia (Republic of) 5.625% 2044		902	651
Colombia (Republic of) 5.00% 2045		2,594	1,743
Colombia (Republic of) 5.20% 2049		200	136
Colombia (Republic of) 4.125% 2051		400	241
Costa Rica (Republic of) 6.125% 2031[1]		1,200	1,123
Costa Rica (Republic of) 6.125% 2031		728	681
Costa Rica (Republic of) 7.158% 2045		1,200	1,048
Cote d’Ivoire (Republic of) 5.75% 2032[4]		784	681
Development Bank of Mongolia, LLC 7.25% 2023		3,000	2,903
Dominican Republic 5.50% 2025		1,400	1,393
Dominican Republic 6.875% 2026		1,000	1,023

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 5.95% 2027	USD	1,650	$1,579
Dominican Republic 4.50% 2030[1]		5,789	4,663
Dominican Republic 6.00% 2033[1]		1,285	1,074
Dominican Republic 5.30% 2041[1]		412	287
Dominican Republic 6.85% 2045		1,100	873
Dominican Republic 5.875% 2060		4,900	3,365
Dominican Republic 5.875% 2060[1]		1,700	1,168
Egypt (Arab Republic of) 6.588% 2028		2,800	2,037
Egypt (Arab Republic of) 6.588% 2028[1]		1,200	873
Egypt (Arab Republic of) 7.60% 2029		3,600	2,637
Egypt (Arab Republic of) 5.875% 2031[1]		6,930	4,325
Egypt (Arab Republic of) 7.625% 2032[1]		4,200	2,762
Egypt (Arab Republic of) 8.75% 2051		1,600	968
Egypt (Arab Republic of) 8.15% 2059		4,000	2,326
Ethiopia (Federal Democratic Republic of) 6.625% 2024		4,000	2,290
Export-Import Bank of India 3.25% 2030		4,100	3,570
Gabonese Republic 6.95% 2025		2,300	2,022
Gabonese Republic 7.00% 2031[1]		6,000	4,394
Gabonese Republic 7.00% 2031		2,200	1,611
Georgia (Republic of) 2.75% 2026[1]		2,880	2,394
Ghana (Republic of) 0% 2025		2,000	1,139
Ghana (Republic of) 8.125% 2026		1,210	876
Ghana (Republic of) 6.375% 2027		5,090	2,933
Ghana (Republic of) 6.375% 2027[1]		4,000	2,305
Ghana (Republic of) 7.75% 2029[1]		5,100	2,562
Ghana (Republic of) 8.125% 2032		3,900	1,898
Ghana (Republic of) 8.125% 2032[1]		1,500	730
Ghana (Republic of) 8.95% 2051		1,500	714
Honduras (Republic of) 6.25% 2027		960	755
Honduras (Republic of) 5.625% 2030[1]		6,175	4,190
Honduras (Republic of) 5.625% 2030		648	440
Indonesia (Republic of) 6.625% 2037		900	990
Indonesia (Republic of) 5.25% 2042		300	294
Indonesia (Republic of) 4.625% 2043		5,800	5,274
Israel (State of) 3.375% 2050		2,500	2,027
Jordan (Hashemite Kingdom of) 5.75% 2027[1]		2,500	2,203
Jordan (Hashemite Kingdom of) 5.85% 2030[1]		3,750	2,981
Kazakhstan (Republic of) 4.875% 2044		3,200	2,674
Kenya (Republic of) 6.875% 2024[1]		200	168
Kenya (Republic of) 7.25% 2028		3,100	2,250
Kenya (Republic of) 7.25% 2028[1]		2,600	1,887
Kenya (Republic of) 6.30% 2034[1]		2,700	1,693
Kenya (Republic of) 8.25% 2048		1,200	741
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[4]		5,260	3,827
Oman (Sultanate of) 5.375% 2027		9,000	8,767
Pakistan (Islamic Republic of) 5.625% 2022		1,300	1,222
Pakistan (Islamic Republic of) 8.25% 2024		400	313
Pakistan (Islamic Republic of) 6.00% 2026[1]		3,510	2,386
Pakistan (Islamic Republic of) 6.875% 2027		3,850	2,627
Panama (Republic of) 7.125% 2026		200	218
Panama (Republic of) 3.16% 2030		400	356
Panama (Republic of) 4.50% 2050		2,400	1,959
Panama (Republic of) 4.30% 2053		2,800	2,206
Panama (Republic of) 3.87% 2060		1,200	852
Panama (Republic of) 4.50% 2063		3,545	2,737
Paraguay (Republic of) 4.70% 2027[1]		400	385
Paraguay (Republic of) 4.95% 2031		6,150	5,699
Peru (Republic of) 4.125% 2027		300	295
Peru (Republic of) 2.783% 2031		2,200	1,876
Peru (Republic of) 3.00% 2034		990	815
Peru (Republic of) 6.55% 2037		1,000	1,087
Peru (Republic of) 3.55% 2051		1,200	900
Peru (Republic of) 2.78% 2060		1,699	1,056
Peru (Republic of) 3.23% 2121		1,400	862
PETRONAS Capital, Ltd. 3.50% 2030		1,900	1,789
PETRONAS Capital, Ltd. 3.50% 2030[1]		1,100	1,036
PETRONAS Capital, Ltd. 4.55% 2050[1]		800	766

26	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.00% 2028	USD	2,800	$2,656
Philippines (Republic of) 1.648% 2031		1,200	966
Philippines (Republic of) 3.95% 2040		3,600	3,141
Philippines (Republic of) 3.70% 2042		2,500	2,071
Philippines (Republic of) 2.95% 2045		7,600	5,475
Qatar (State of) 3.75% 2030[1]		4,700	4,670
Qatar (State of) 4.625% 2046		1,500	1,494
Qatar (State of) 5.103% 2048		1,600	1,680
Qatar (State of) 4.40% 2050[1]		4,100	3,923
Romania 2.00% 2032	EUR	3,300	2,368
Romania 2.00% 2033		2,720	1,855
Romania 3.50% 2034		30	23
Romania 5.125% 2048	USD	400	312
Romania 5.125% 2048[1]		300	234
Russian Federation 4.75% 2026[9]		1,600	448
Russian Federation 4.25% 2027[9]		6,200	1,705
Russian Federation 4.375% 2029		1,000	235
Russian Federation 5.10% 2035		6,400	1,523
Russian Federation 5.25% 2047[5,9]		2,000	570
Senegal (Republic of) 4.75% 2028	EUR	1,500	1,281
Senegal (Republic of) 4.75% 2028		1,000	854
South Africa (Republic of) 4.875% 2026	USD	2,500	2,376
South Africa (Republic of) 4.30% 2028		2,200	1,885
South Africa (Republic of) 5.875% 2030		500	452
South Africa (Republic of) 5.875% 2032		6,600	5,650
South Africa (Republic of) 6.30% 2048		3,800	2,840
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[9]		2,798	908
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[9]		2,300	766
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[9]		9,400	3,100
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[9]		1,780	579
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		600	194
Srpska (Republic of) 4.75% 2026	EUR	835	891
Tunisia (Republic of) 6.75% 2023		200	146
Tunisia (Republic of) 5.75% 2025	USD	6,490	3,628
Turkey (Republic of) 6.375% 2025		1,200	1,066
Turkey (Republic of) 5.125% 2026[1]		4,000	3,578
Turkey (Republic of) 7.625% 2029		2,450	2,071
Turkey (Republic of) 5.875% 2031		4,050	2,916
Turkey (Republic of) 6.50% 2033		2,000	1,438
Turkey (Republic of) 6.00% 2041		200	128
Turkey (Republic of) 5.75% 2047		4,300	2,659
Ukraine 8.994% 2024		6,377	1,686
Ukraine 7.75% 2026		4,500	1,170
Ukraine 7.75% 2027		200	52
Ukraine 9.75% 2028		200	51
Ukraine 6.876% 2029[1]		4,800	1,189
Ukraine 7.375% 2032		4,500	1,127
United Mexican States 3.75% 2028		200	192
United Mexican States 4.50% 2029		4,100	3,989
United Mexican States 2.659% 2031		649	536
United Mexican States 3.50% 2034		7,500	6,214
United Mexican States 6.75% 2034		2,000	2,183
United Mexican States 6.05% 2040		3,600	3,551
United Mexican States 4.75% 2044		200	167
United Mexican States 5.00% 2051		1,200	1,000
United Mexican States 4.40% 2052		550	415
United Mexican States 3.75% 2071		1,170	747
			287,328

American Funds Multi-Sector Income Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 1.13%
California 0.11%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	USD	165	$162
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		65	56
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036		1,490	1,255
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041		2,235	1,821
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		35	29
			3,323

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043		75	63

Illinois 0.14%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034		150	154
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047		4,020	3,522
G.O. Bonds, Series 2017-A, 5.00% 2022		270	273
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		90	91
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056		1,810	336
			4,376

Kansas 0.09%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 2025		2,760	2,673

Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		6,385	5,987
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023		605	600
			6,587

Puerto Rico 0.52%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023		980	998
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025		977	1,015
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027		968	1,031
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029		953	1,025
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031		925	1,013
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033		877	806
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035		789	708
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037		677	601
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041		920	799
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046		957	806
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024		451	413
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033		1,129	636
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043		4,369	2,179
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051		20,000	4,002
			16,032

Washington 0.06%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]		2,000	1,993

Total municipals			35,047

28	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 0.97%
U.S. Treasury 0.97%
U.S. Treasury 0.25% 2024[11]	USD	13	$12
U.S. Treasury 0.375% 2024[11]		60	57
U.S. Treasury 0.375% 2024		54	51
U.S. Treasury 0.625% 2024[11]		106	100
U.S. Treasury 0.75% 2024[11]		2,056	1,949
U.S. Treasury 1.00% 2024[11]		613	584
U.S. Treasury 2.50% 2024		358	355
U.S. Treasury 2.875% 2025		250	249
U.S. Treasury 0.75% 2026[11]		1,418	1,291
U.S. Treasury 0.875% 2026[11]		10	9
U.S. Treasury 0.50% 2027[11]		118	104
U.S. Treasury 2.625% 2027[11]		4,338	4,256
U.S. Treasury 1.875% 2032[11]		331	299
U.S. Treasury 2.875% 2032[11]		8,363	8,263
U.S. Treasury 2.375% 2042[11]		378	319
U.S. Treasury 3.25% 2042		155	151
U.S. Treasury 2.25% 2052[11]		15,007	12,296
			30,345

Total bonds, notes & other debt instruments (cost: $3,545,625,000)			3,022,340

Convertible bonds & notes 0.00%
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,6,7]		3	3

Total convertible bonds & notes (cost: $3,000)			3

		Shares
Common stocks 0.20%
Energy 0.20%
Chesapeake Energy Corp.		75,595	6,131
California Resources Corp.		633	24
Mesquite Energy, Inc.[5,6,12]		127	1
			6,156

Consumer discretionary 0.00%
NMG Parent, LLC[12]		309	55
MYT Holding Co., Class B5,6,12		8,984	16
			71

Total common stocks (cost: $3,902,000)			6,227

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,6,12]		5	2

Total preferred securities (cost: $5,000)			2

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[5,12]		374	18

Total rights & warrants (cost: $2,000)			18

Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 1.38%[13,14]		919,818	91,963

Total short-term securities (cost: $91,973,000)			91,963
Total investment securities 100.43% (cost: $3,641,510,000)			3,120,553
Other assets less liabilities (0.43)%			(13,498)

Net assets 100.00%			$3,107,055

American Funds Multi-Sector Income Fund	29

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	3,288	September 2023	USD	795,326	$(19,518)
90 Day Eurodollar Futures	Short	3,597	December 2023		(871,418)	18,942
2 Year U.S. Treasury Note Futures	Short	2,547	September 2022		(534,910)	(84)
5 Year U.S. Treasury Note Futures	Short	6,319	September 2022		(709,308)	6,537
10 Year Euro-Bund Futures	Short	34	September 2022		(5,301)	2
10 Year U.S. Treasury Note Futures	Long	781	September 2022		92,573	(625)
10 Year Ultra U.S. Treasury Note Futures	Short	852	September 2022		(108,523)	(1,106)
20 Year U.S. Treasury Bond Futures	Long	894	September 2022		123,931	(1,654)
30 Year Ultra U.S. Treasury Bond Futures	Long	326	September 2022		50,316	(1,148)
						$1,346

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	6,597	EUR	6,168	Standard Chartered Bank	7/11/2022	$129
EUR	345	USD	365	Bank of New York Mellon	7/11/2022	(3)
EUR	85	USD	91	Standard Chartered Bank	7/13/2022	(2)
USD	16	EUR	15	UBS AG	7/27/2022	— [8]
EUR	190	USD	200	UBS AG	7/27/2022	(1)
						$123

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD	320,265	$9,646	$(3,318)	$12,964
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027		20,960	9	(289)	298
						$9,655	$(3,607)	$13,262

Total return swaps

Bilateral total return swaps - receive total return

Reference index	Financing rate paid	Payment frequency	Counterparty	Expiration date	Notional amount (000)		Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
iBoxx USD Liquid HY Index	SOFR	Quarterly	Morgan Stanley	9/20/2022	USD	750	$(18)	$—	$(18)

30	American Funds Multi-Sector Income Fund

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 1.38%[13]	$143,838	$517,750	$569,588	$(16)	$(21)	$91,963	$223

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,878,462,000, which represented 60.46% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,793,000, which represented 1.44% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $53,767,000, which represented 1.73% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Amount less than one thousand.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,797,000, which represented .64% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR = Euros

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	31

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $3,549,537)	$3,028,590
Affiliated issuers (cost: $91,973)	91,963	$3,120,553
Cash		137
Cash collateral pledged for futures contracts		3,761
Cash collateral pledged for swap contracts		7,796
Unrealized appreciation on open forward currency contracts		129
Receivables for:
Sales of investments	2,389
Sales of fund’s shares	6,776
Dividends and interest	37,985
Variation margin on futures contracts	5,284
Variation margin on centrally cleared swap contracts	685	53,119
		3,185,495
Liabilities:
Unrealized depreciation on open forward currency contracts		6
Bilateral total return swaps, at value		18
Unrealized depreciation on unfunded commitments		—	*
Payables for:
Purchases of investments	63,694
Repurchases of fund’s shares	3,589
Dividends on fund’s shares	120
Investment advisory services	861
Services provided by related parties	253
Trustees’ deferred compensation	3
Variation margin on futures contracts	9,837
Variation margin on centrally cleared swap contracts	42
Other	17	78,416
Net assets at June 30, 2022		$3,107,055

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,610,966
Total accumulated loss		(503,911)
Net assets at June 30, 2022		$3,107,055

*	Amount less than one thousand.

Refer to the notes to financial statements.

32	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (341,710 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$614,398	67,571	$9.09
Class C	16,606	1,826	9.09
Class T	24	3	9.09
Class F-1	13,929	1,532	9.09
Class F-2	754,307	82,958	9.09
Class F-3	336,679	37,027	9.09
Class 529-A	9,759	1,073	9.09
Class 529-C	608	67	9.09
Class 529-E	183	20	9.09
Class 529-T	26	3	9.09
Class 529-F-1	26	3	9.09
Class 529-F-2	3,289	362	9.09
Class 529-F-3	9	1	9.09
Class R-1	71	8	9.09
Class R-2	1,099	121	9.09
Class R-2E	24	3	9.09
Class R-3	1,265	139	9.09
Class R-4	972	107	9.09
Class R-5E	478	52	9.09
Class R-5	203	22	9.09
Class R-6	1,353,100	148,812	9.09

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	33

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$75,548
Dividends (includes $223 from affiliates)	537	$76,085
Fees and expenses*:
Investment advisory services	6,245
Distribution services	1,127
Transfer agent services	635
Administrative services	485
529 plan services	4
Reports to shareholders	56
Registration statement and prospectus	522
Trustees’ compensation	5
Auditing and legal	5
Custodian	18
Other	15
Total fees and expenses before waiver	9,117
Less waiver of fees and expenses:
Investment advisory services waiver	106
Total fees and expenses after waiver		9,011
Net investment income		67,074

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(37,562)
Affiliated issuers	(16)
Futures contracts	27,152
Forward currency contracts	819
Swap contracts	2,929
Currency transactions	(33)	(6,711)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(524,623)
Affiliated issuers	(21)
Futures contracts	4,864
Forward currency contracts	128
Swap contracts	13,163
Currency translations	9	(506,480)
Net realized loss and unrealized depreciation		(513,191)

Net decrease in net assets resulting from operations		$(446,117)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

34	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$67,074	$73,700
Net realized (loss) gain	(6,711)	25,430
Net unrealized depreciation	(506,480)	(24,476)
Net (decrease) increase in net assets resulting from operations	(446,117)	74,654

Distributions paid or accrued to shareholders	(62,408)	(95,868)

Net capital share transactions	319,764	2,761,750

Total (decrease) increase in net assets	(188,761)	2,740,536

Net assets:
Beginning of period	3,295,816	555,280
End of period	$3,107,055	$3,295,816

*	Unaudited.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	35

Notes to financial statements	unaudited

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

36	American Funds Multi-Sector Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Total return swaps are generally valued by pricing vendors which consider dealer quotes of the underlying asset along with other standard market and reference data inputs.

American Funds Multi-Sector Income Fund	37

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,951,524	$6,165	$1,957,689
Mortgage-backed obligations	—	373,211	27,384	400,595
Asset-backed obligations	—	304,436	6,900	311,336
Bonds & notes of governments & government agencies outside the U.S.	—	287,328	—	287,328
Municipals	—	35,047	—	35,047
U.S. Treasury bonds & notes	—	30,345	—	30,345
Convertible bonds & notes	—	—	3	3
Common stocks	6,155	55	17	6,227
Preferred securities	—	—	2	2
Rights & warrants	—	18	—	18
Short-term securities	91,963	—	—	91,963
Total	$98,118	$2,981,964	$40,471	$3,120,553

38	American Funds Multi-Sector Income Fund

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,481	$—	$—	$25,481
Unrealized appreciation on open forward currency contracts	—	129	—	129
Unrealized appreciation on centrally cleared credit default swaps	—	13,262	—	13,262
Liabilities:
Unrealized depreciation on futures contracts	(24,135)	—	—	(24,135)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on bilateral total return swaps	—	(18)	—	(18)
Total	$1,346	$13,367	$—	$14,713

[1]	Futures contracts, forward currency contracts, credit default swaps and total return swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2022
Investment securities	$16,383	$7,115	$21,798	$(2,022)	$51	$(2,854)	$—	$40,471

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(2,848)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments			Expected proceeds	N/A	N/A		N/A
		Estimated recovery value	Par value	N/A	N/A		N/A
			Risk discount	1.5%	1.5%		Decrease
	$40,449	Yield analysis	Yield	6.5% - 13.4%	9.4%		Decrease
			N/A	N/A	N/A		N/A
		Transaction price	Net adjustment based on market comparables movement (decrease)	10%	10%		Decrease
Convertible bonds & notes	3	Transaction price	N/A	N/A	N/A		N/A
Common stocks	17	Estimated recovery value	Exchange terms	N/A	N/A		N/A
			Risk discount	90%	90%		Decrease
			Net adjustment based on market comparables (decrease)	20%	20%		Decrease
		Recent market information	Broker quote	N/A	N/A		N/A
Preferred securities	2	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x		Increase
			DLOM	30%	30%		Decrease
	$40,471

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Multi-Sector Income Fund	39

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

40	American Funds Multi-Sector Income Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Multi-Sector Income Fund	41

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2022, the fund’s maximum exposure of unfunded bond commitments was $3,992,000, which would represent .13% of the net assets of the fund should such commitments become due. Unrealized depreciation of less than $1,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,923,427,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $7,807,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the

42	American Funds Multi-Sector Income Fund

clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $164,528,000.

Total return swaps — The fund has entered into bilateral total return swaps in order to gain exposure to a market without investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. The average month-end notional amount of total return swaps while held was $750,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, credit default swaps and total return swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$25,481	Unrealized depreciation*	$24,135
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	129	Unrealized depreciation on open forward currency contracts	6
Swap (centrally cleared)	Credit	Unrealized appreciation*	13,262	Unrealized depreciation*	—
Swap (bilateral)	Credit	Bilateral total return swaps, at value	—	Bilateral total return swaps, at value	18
			$38,872		$24,159

Refer to the end of the table for footnote.

American Funds Multi-Sector Income Fund	43

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$27,152	Net unrealized appreciation on futures contracts	$4,864
Forward currency	Currency	Net realized gain on forward currency contracts	819	Net unrealized appreciation on forward currency contracts	128
Swap	Credit	Net realized gain on swap contracts	2,929	Net unrealized appreciation on swap contracts	13,163
			$30,900		$18,155

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, credit default swaps and total return swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral total return swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral total return swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral total return swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Standard Chartered Bank	$129		$(2)	$—	$—	$127
UBS AG	—	†	— †	—	—	—
Total	$129		$(2)	$—	$—	$127
Liabilities:
Bank of New York Mellon	$3		$—	$—	$—	$3
Morgan Stanley	18		—	—	—	18
Standard Chartered Bank	2		(2)	—	—	—
UBS AG	1		— †	—	—	1
Total	$24		$(2)	$—	$—	$22

*	Non-cash collateral is shown on a settlement basis.
†	Amount less than one thousand.

44	American Funds Multi-Sector Income Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,868
Post-October capital loss deferral*	(214)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$42,588
Gross unrealized depreciation on investments	(550,500)
Net unrealized depreciation on investments	(507,912)
Cost of investments	3,646,785

American Funds Multi-Sector Income Fund	45

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022					Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$11,834		$—	$11,834		$19,707		$1,823		$21,530
Class C	278		—	278		545		63		608
Class T	—	†	—	—	†	1		—	†	1
Class F-1	266		—	266		427		39		466
Class F-2	15,156		—	15,156		20,378		2,162		22,540
Class F-3	6,478		—	6,478		7,841		799		8,640
Class 529-A	178		—	178		227		26		253
Class 529-C	9		—	9		12		2		14
Class 529-E	4		—	4		7		1		8
Class 529-T	1		—	1		1		—	†	1
Class 529-F-1	1		—	1		1		—	†	1
Class 529-F-2	66		—	66		67		8		75
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	1		—	1		4		—	†	4
Class R-2	18		—	18		23		4		27
Class R-2E	1		—	1		1		—	†	1
Class R-3	21		—	21		32		3		35
Class R-4	35		—	35		80		6		86
Class R-5E	9		—	9		19		1		20
Class R-5	6		—	6		6		1		7
Class R-6	28,046		—	28,046		37,647		3,904		41,551
Total	$62,408		$—	$62,408		$87,026		$8,842		$95,868

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. CRMC waived investment advisory services fees of $106,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $6,245,000, which were equivalent to an annualized rate of 0.386% of average daily net assets, were reduced to $6,139,000, which were equivalent to an annualized rate of 0.380% of average daily net assets.

46	American Funds Multi-Sector Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, unreimbursed expenses subject to reimbursement totaled $865,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $4,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

American Funds Multi-Sector Income Fund	47

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$987		$228		$99		Not applicable
Class C	97		7		3		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	19		9		2		Not applicable
Class F-2	Not applicable		378		118		Not applicable
Class F-3	Not applicable		—		49		Not applicable
Class 529-A	11		3		1		$3
Class 529-C	3		—	*	—	*	—	*
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		1		1
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	4		1		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	3		1		—	*	Not applicable
Class R-4	2		1		—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		6		212		Not applicable
Total class-specific expenses	$1,127		$635		$485		$4

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $445,000 and $16,400,000, respectively, which generated $483,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

48	American Funds Multi-Sector Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$108,837		10,862		$11,689		1,198		$(82,769)	(8,468)	$37,757	3,592
Class C	5,170		514		274		28		(9,326)	(928)	(3,882)	(386)
Class T	—		—		—		—		—	—	—	—
Class F-1	3,749		369		262		27		(2,276)	(231)	1,735	165
Class F-2	247,398		25,127		14,931		1,531		(188,242)	(19,342)	74,087	7,316
Class F-3	123,351		12,397		6,249		642		(38,970)	(3,980)	90,630	9,059
Class 529-A	2,497		250		178		18		(1,014)	(102)	1,661	166
Class 529-C	143		14		9		1		(99)	(10)	53	5
Class 529-E	18		2		4		—	†	(36)	(4)	(14)	(2)
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—		—		1		—	†	—	—	1	— †
Class 529-F-2	919		90		65		7		(267)	(27)	717	70
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class R-1	7		1		1		—	†	(2)	— †	6	1
Class R-2	200		21		17		2		(324)	(32)	(107)	(9)
Class R-2E	—	†	—	†	—	†	—	†	(7)	— †	(7)	— †
Class R-3	726		73		20		2		(500)	(51)	246	24
Class R-4	456		44		34		4		(1,324)	(138)	(834)	(90)
Class R-5E	75		7		9		1		(17)	(2)	67	6
Class R-5	88		8		6		—	†	(198)	(20)	(104)	(12)
Class R-6	100,104		9,951		28,031		2,875		(10,384)	(1,113)	117,751	11,713
Total net increase (decrease)	$593,738		59,730		$61,781		6,336		$(335,755)	(34,448)	$319,764	31,618

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	49

	Sales*			Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2021

Class A	$398,079	37,138		$21,004		1,966		$(86,231)	(8,062)	$332,852		31,042
Class C	18,790	1,754		599		56		(5,627)	(526)	13,762		1,284
Class T	—	—		—		—		1	—	1		—
Class F-1	11,542	1,075		458		43		(4,274)	(398)	7,726		720
Class F-2	787,020	73,558		22,299		2,086		(118,245)	(11,022)	691,074		64,622
Class F-3	258,332	24,132		8,558		801		(22,019)	(2,052)	244,871		22,881
Class 529-A	7,977	744		252		23		(868)	(81)	7,361		686
Class 529-C	609	57		13		1		(97)	(9)	525		49
Class 529-E	240	22		7		1		(78)	(7)	169		16
Class 529-T	—	—		1		—	†	—	—	1		—	†
Class 529-F-1	—	—		1		—	†	—	—	1		—	†
Class 529-F-2	1,979	185		76		8		(160)	(15)	1,895		178
Class 529-F-3	—	—		—	†	—	†	—	—	—	†	—	†
Class R-1	124	12		3		—	†	(140)	(13)	(13)		(1)
Class R-2	1,267	118		25		2		(36)	(3)	1,256		117
Class R-2E	7	—	†	—	†	—	†	— †	— †	7		—	†
Class R-3	967	90		35		3		(264)	(24)	738		69
Class R-4	1,328	124		85		8		(1,263)	(119)	150		13
Class R-5E	582	54		19		2		(202)	(19)	399		37
Class R-5	432	40		6		1		(184)	(17)	254		24
Class R-6	1,420,510	133,414		41,565		3,887		(3,354)	(313)	1,458,721		136,988
Total net increase (decrease)	$2,909,785	272,517		$95,006		8,888		$(243,041)	(22,680)	$2,761,750		258,725

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,070,574,000 and $610,179,000, respectively, during the six months ended June 30, 2022.

11. Ownership concentration

At June 30, 2022, the fund had one shareholder, American Funds Conservative Growth and Income Portfolio, with aggregate ownership of 36% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Conservative Growth and Income Portfolio.

50	American Funds Multi-Sector Income Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2022[5,6]	$10.63	$.19	$(1.56)	$(1.37)	$(.17)	$— [7]	$(.17)	$9.09	(12.93)%[8]		$614		.82%[9]		.82%[9]		3.88%[9]
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.38		680		.84		.83		3.34
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[5,10]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[8,11]	52		.60	[9,11]	.53	[9,11]	4.61	[9,11]
Class C:
6/30/2022[5,6]	10.63	.16	(1.56)	(1.40)	(.14)	— [7]	(.14)	9.09	(13.24)[8]		17		1.53	[9]	1.52	[9]	3.16	[9]
12/31/2021	10.81	.28	(.10)	.18	(.29)	(.07)	(.36)	10.63	1.67		24		1.54		1.53		2.63
12/31/2020[5,12]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[8]	10		1.67	[9]	1.55	[9]	3.12	[9]
Class T:
6/30/2022[5,6]	10.63	.21	(1.56)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.80)[8,11]		—	[13]	.52	[9,11]	.51	[9,11]	4.19	[9,11]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.63	[11]	—	[13]	.59	[11]	.59	[11]	3.61	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8,11]	—	[13]	.94	[9,11]	.62	[9,11]	4.22	[9,11]
Class F-1:
6/30/2022[5,6]	10.63	.19	(1.56)	(1.37)	(.17)	— [7]	(.17)	9.09	(12.93)[8]		14		.83	[9]	.82	[9]	3.89	[9]
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.37		15		.85		.85		3.33
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[8]	7		1.09	[9]	.88	[9]	3.84	[9]
Class F-2:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.81)[8]		754		.55	[9]	.55	[9]	4.16	[9]
12/31/2021	10.81	.38	(.10)	.28	(.39)	(.07)	(.46)	10.63	2.66		804		.56		.56		3.55
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[8,11]	—	[13]	.62	[9,11]	.54	[9,11]	4.59	[9,11]
Class F-3:
6/30/2022[5,6]	10.63	.21	(1.56)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.77)[8]		337		.45	[9]	.45	[9]	4.27	[9]
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.73		297		.49		.48		3.64
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,11]	—	[13]	.64	[9,11]	.57	[9,11]	4.57	[9,11]
Class 529-A:
6/30/2022[5,6]	10.63	.19	(1.55)	(1.36)	(.18)	— [7]	(.18)	9.09	(12.91)[8]		10		.78	[9]	.77	[9]	3.94	[9]
12/31/2021	10.81	.36	(.10)	.26	(.37)	(.07)	(.44)	10.63	2.43		10		.81		.80		3.35
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[8]	3		1.05	[9]	.92	[9]	3.78	[9]

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	51

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2022[5,6]	$10.63	$.16	$(1.56)	$(1.40)	$(.14)	$— [7]	$(.14)	$9.09	(13.24)%[8]		$1		1.53%[9]		1.52%[9]		3.18%[9]
12/31/2021	10.81	.28	(.11)	.17	(.28)	(.07)	(.35)	10.63	1.65		1		1.54		1.54		2.61
12/31/2020[5,12]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[8,11]	—	[13]	1.58	[9,11]	1.39	[9,11]	3.36	[9,11]
Class 529-E:
6/30/2022[5,6]	10.63	.18	(1.55)	(1.37)	(.17)	— [7]	(.17)	9.09	(12.99)[8,11]		—	[13]	.96	[9,11]	.96	[9,11]	3.73	[9,11]
12/31/2021	10.81	.34	(.10)	.24	(.35)	(.07)	(.42)	10.63	2.25	[11]	—	[13]	.98	[11]	.97	[11]	3.18	[11]
12/31/2020[5,12]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8,11]	—	[13]	.99	[9,11]	.75	[9,11]	4.03	[9,11]
Class 529-T:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.82)[8,11]		—	[13]	.56	[9,11]	.55	[9,11]	4.15	[9,11]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[11]	—	[13]	.65	[11]	.65	[11]	3.55	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[8,11]	—	[13]	1.00	[9,11]	.68	[9,11]	4.15	[9,11]
Class 529-F-1:
6/30/2022[5,6]	10.63	.20	(1.56)	(1.36)	(.18)	— [7]	(.18)	9.09	(12.85)[8,11]		—	[13]	.63	[9,11]	.62	[9,11]	4.08	[9,11]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[11]	—	[13]	.66	[11]	.65	[11]	3.54	[11]
12/31/2020[5,12]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[8,11]	—	[13]	.82	[9,11]	.59	[9,11]	4.29	[9,11]
Class 529-F-2:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.81)[8]		3		.55	[9]	.54	[9]	4.17	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.59		3		.63		.63		3.55
12/31/2020[5,14]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[8]	2		.12	[8]	.11	[8]	.65	[8]
Class 529-F-3:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.81)[8]		—	[13]	.53	[9]	.52	[9]	4.18	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.67		—	[13]	.59		.57		3.64
12/31/2020[5,14]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[8]	—	[13]	.14	[8]	.10	[8]	.66	[8]
Class R-1:
6/30/2022[5,6]	10.63	.18	(1.56)	(1.38)	(.16)	— [7]	(.16)	9.09	(13.06)[8,11]		—	[13]	1.11	[9,11]	1.11	[9,11]	3.60	[9,11]
12/31/2021	10.81	.31	(.10)	.21	(.32)	(.07)	(.39)	10.63	1.97	[11]	—	[13]	1.29	[11]	1.28	[11]	2.90	[11]
12/31/2020[5,12]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[8,11]	—	[13]	1.35	[9,11]	1.14	[9,11]	3.62	[9,11]

Refer to the end of the table for footnotes.

52	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2022[5,6]	$10.63	$.17	$(1.56)	$(1.39)	$(.15)	$— [7]	$(.15)	$9.09	(13.15)%[8]		$1		1.32%[9]		1.31%[9]		3.37%[9]
12/31/2021	10.81	.30	(.10)	.20	(.31)	(.07)	(.38)	10.63	1.87		1		1.31		1.31		2.82
12/31/2020[5,12]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[8,11]	—	[13]	1.30	[9,11]	1.09	[9,11]	3.67	[9,11]
Class R-2E:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.82)[8,11]		—	[13]	.57	[9,11]	.56	[9,11]	4.11	[9,11]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69	[11]	—	[13]	.54	[11]	.54	[11]	3.66	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[8,11]	—	[13]	.95	[9,11]	.63	[9,11]	4.21	[9,11]
Class R-3:
6/30/2022[5,6]	10.63	.18	(1.56)	(1.38)	(.16)	— [7]	(.16)	9.09	(13.05)[8]		1		1.09	[9]	1.08	[9]	3.63	[9]
12/31/2021	10.81	.33	(.10)	.23	(.34)	(.07)	(.41)	10.63	2.15		1		1.07		1.07		3.11
12/31/2020[5,12]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[8]	—	[13]	1.11	[9]	.99	[9]	3.73	[9]
Class R-4:
6/30/2022[5,6]	10.63	.19	(1.55)	(1.36)	(.18)	— [7]	(.18)	9.09	(12.91)[8]		1		.77	[9]	.76	[9]	3.89	[9]
12/31/2021	10.81	.37	(.11)	.26	(.37)	(.07)	(.44)	10.63	2.44		2		.78		.77		3.44
12/31/2020[5,12]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8]	2		.85	[9]	.78	[9]	3.69	[9]
Class R-5E:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.84)[8]		1		.61	[9]	.61	[9]	4.10	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.60		1		.63		.63		3.56
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8]	—	[13]	.76	[9]	.59	[9]	4.17	[9]
Class R-5:
6/30/2022[5,6]	10.63	.20	(1.55)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.80)[8]		—	[13]	.52	[9]	.52	[9]	4.12	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69		—	[13]	.51		.51		3.64
12/31/2020[5,12]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[8]	—	[13]	.82	[9]	.53	[9]	4.23	[9]
Class R-6:
6/30/2022[5,6]	10.63	.21	(1.56)	(1.35)	(.19)	— [7]	(.19)	9.09	(12.77)[8]		1,353		.46	[9]	.45	[9]	4.26	[9]
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.74		1,457		.47		.47		3.61
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,11]	—	[13]	.64	[9,11]	.56	[9,11]	4.57	[9,11]

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	53

Financial highlights (continued)

	Six months ended June 30, 2022[5,6,8]			For the period ended December 31, 2019[5,10]
		Year ended December 31,
		2021	2020
Portfolio turnover rate for all share classes[15]	21%	36%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	This share class began investment operations on May 1, 2020.
[13]	Amount less than $1 million.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

54	American Funds Multi-Sector Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Multi-Sector Income Fund	55

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$870.68	$3.80	.82%
Class A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class C – actual return	1,000.00	867.62	7.04	1.52
Class C – assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class T – actual return	1,000.00	872.02	2.37	.51
Class T – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class F-1 – actual return	1,000.00	870.67	3.80	.82
Class F-1 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-2 – actual return	1,000.00	871.86	2.55	.55
Class F-2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class F-3 – actual return	1,000.00	872.29	2.09	.45
Class F-3 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-A – actual return	1,000.00	870.87	3.57	.77
Class 529-A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 529-C – actual return	1,000.00	867.62	7.04	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E – actual return	1,000.00	870.07	4.45	.96
Class 529-E – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-T – actual return	1,000.00	871.84	2.55	.55
Class 529-T – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 529-F-1 – actual return	1,000.00	871.54	2.88	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-F-2 – actual return	1,000.00	871.88	2.51	.54
Class 529-F-2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 529-F-3 – actual return	1,000.00	871.95	2.41	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 – actual return	1,000.00	869.43	5.15	1.11
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-2 – actual return	1,000.00	868.53	6.07	1.31
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-2E – actual return	1,000.00	871.84	2.60	.56
Class R-2E – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-3 – actual return	1,000.00	869.49	5.01	1.08
Class R-3 – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-4 – actual return	1,000.00	870.92	3.53	.76
Class R-4 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class R-5E – actual return	1,000.00	871.59	2.83	.61
Class R-5E – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5 – actual return	1,000.00	872.02	2.41	.52
Class R-5 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-6 – actual return	1,000.00	872.29	2.09	.45
Class R-6 – assumed 5% return	1,000.00	1,022.56	2.26	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

56	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	57

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

58	American Funds Multi-Sector Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Multi-Sector Income Fund	59

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is avaliable free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2022